                          STAG VARIABLE LIFE ARTISAN
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                   POLICIES
                    ITT HARTFORD LIFE AND ANNUITY INSURANCE
                                    COMPANY
                                 P.O. BOX 2999
                       HARTFORD, CONNECTICUT 06104-2999
   [LOGO]                  TELEPHONE: 1-800-231-5453

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This Prospectus describes a flexible premium variable life insurance policy (the
"Policy") offered by ITT Hartford Life and Annuity Insurance Company
("Hartford") to applicants generally between ages 0 and 80. The Policy allows considerable flexibility in selecting the timing and amount of premium payments for the chosen amount of Death Benefit.


The Policy provides for a Death Benefit payable at the death of the Insured. The Policy Owner may select one of three Death Benefit Options; a level amount equal to the Face Amount ("Option A"), a variable amount equal to the Face Amount plus the Account Value ("Option B"), or an increasing amount equal to the Face Amount plus a return of premium ("Option C"). The required minimum initial Face Amount is generally $25,000.


Under all three options, the Policy has Account Values which increase with the payment of each premium and which decrease to reflect fees and charges made by Hartford. These fees and charges vary depending on such factors as the Face Amount, the age of the Insured and the level of the premium paid. The Account Value of a Policy will fluctuate to reflect the investment experience of the Funds to which the premium payment(s) has been allocated. The Policy Owner bears the investment risk for all amounts so allocated.


If a Policy is surrendered during the first two Policy Years, the Cash Surrender Value may be adjusted upward to reflect a reduced Surrender Charge.


There is no guaranteed minimum Account Value for a Policy. However, if the Death Benefit guarantee is in effect (see "Detailed Description of Policy Benefits and Provisions -- Death Benefit," page 13), the Policy will not lapse due to poor investment performance.



The initial Net Premium will be allocated to Hartford Money Market Sub-Account and after the Right to Examine Period has expired, to one or more of the Sub-Accounts or to the Fixed Account as specified in the Policy Owner's application. The Funds underlying the Sub-Accounts presently are: Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Stock Fund, Inc. and HVA Money Market Fund, Inc. (the "Hartford Funds") of Hartford Mutual Funds, each of which is managed by HL Investment Advisors, Inc.; Putnam VT Diversified Income Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT Global Asset Allocation Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund (the "Putnam Funds") of Putnam Variable Trust, each of which is managed by Putnam Investment Management, Inc. ("Putnam Management"); and the VIP Equity-Income Portfolio and VIP Overseas Portfolio of the Variable Insurance Products Fund and the VIP II Asset Manager Portfolio of the Variable Insurance Products Fund II, each of which is managed by Fidelity Management & Research Company (the "Fidelity VIP Funds," and collectively with the Hartford Funds and the Putnam Funds, the "Funds").


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IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

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THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE
APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
   ACCURACY OR ADEQUACY   OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.
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THE DATE OF THIS PROSPECTUS IS MAY 1, 1997

2                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    4
 SUMMARY...............................................................    6
 DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS................    9
   General.............................................................    9
   Premium.............................................................    9
     Premium Payment Flexibility.......................................    9
     Allocation of Premium Payments....................................    9
     Accumulation Units................................................   10
     Accumulation Unit Values..........................................   10
     Premium Limitation................................................   10
   Account Values......................................................   10
     Amount Payable on Surrender of the Policy.........................   10
     Sales Load Refund.................................................   11
     Withdrawals.......................................................   11
   Transfers of Account Value..........................................   11
     Amount and Frequency of Transfers.................................   11
     Transfers to or from Sub-Accounts.................................   11
     Transfers from the Fixed Account..................................   11
     Dollar Cost Averaging Option......................................   12
   Policy Loans........................................................   12
     Preferred Loan....................................................   12
     Loan Interest.....................................................   12
     Credited Interest.................................................   12
     Loan Repayments...................................................   12
     Termination Due to Excessive Indebtedness.........................   12
     Effect of Loans on Account Value..................................   12
   Death Benefit.......................................................   13
     Death Benefit Options.............................................   13
     Option Change.....................................................   13
     Death Benefit Guarantee...........................................   13
     Minimum Death Benefit.............................................   13
     Increases and Decreases in Face Amount............................   14
   Benefits at Maturity................................................   14
   Lapse and Reinstatement.............................................   14
     Policy Lapse and Grace Period.....................................   14
     Death Benefit Guarantee Default and Grace Period..................   14
     Reinstatement.....................................................   15
   The Right to Examine or Exchange the Policy.........................   15
   Withdrawal..........................................................   15
     Administrative Expense Surrender Charge...........................   15
     Sales Surrender Charge............................................   15
     Valuation of Payments and Transfers...............................   16
   Application for a Policy............................................   16
   Reduced Charges for Eligible Groups.................................   16
   Deductions from the Premium.........................................   16
     Premium Tax Charge and Federal Tax Charge.........................   16
     Front-End Sales Load..............................................   16
     Examples of Front-End Sales Loads/Impact of Refund of Sales
      Load.............................................................   17
   Deductions and Charges from the Account Value.......................   18
     Monthly Deduction Amounts.........................................   18
     Charges Against the Funds.........................................   19
     Taxes.............................................................   20

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3
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
                                                                         PAGE
                                                                         ----
 THE COMPANY...........................................................   20
 SEPARATE ACCOUNT VL I.................................................   20
   General.............................................................   20
   Funds...............................................................   20
     Hartford Funds....................................................   20
     Putnam Funds......................................................   21
     Fidelity VIP Funds................................................   21
   Investment Adviser..................................................   22
     Hartford Funds....................................................   22
     Putnam Funds......................................................   23
     Fidelity VIP Funds................................................   23
 THE FIXED ACCOUNT.....................................................   23
 OTHER MATTERS.........................................................   23
   Voting Rights.......................................................   23
   Statements to Policy Owners.........................................   24
   Limit on Right to Contest...........................................   24
   Misstatement as to Age..............................................   24
   Payment Options.....................................................   24
   Beneficiary.........................................................   25
   Assignment..........................................................   25
   Dividends...........................................................   25
 SUPPLEMENTAL BENEFITS.................................................   25
   Maturity Date Extension Rider.......................................   25
   Term Insurance Rider................................................   25
   Deduction Amount Waiver Rider.......................................   25
   Waiver of Specified Amount Disability Benefit Rider.................   25
   Accidental Death Benefit Rider......................................   25
 EXECUTIVE OFFICERS AND DIRECTORS......................................   26
 DISTRIBUTION OF THE POLICY............................................   27
 SAFEKEEPING OF SEPARATE ACCOUNT VL I'S ASSETS.........................   27
 FEDERAL TAX CONSIDERATIONS............................................   27
   General.............................................................   27
   Taxation of Hartford and the Separate Account.......................   28
   Income Taxation of Contract Benefits................................   28
   Modified Endowment Contracts........................................   28
   Estate and Generation Skipping Taxes................................   28
   Diversification Requirements........................................   29
   Ownership of the Assets in the Separate Account.....................   29
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   29
   Federal Income Tax Withholding......................................   30
   Non-Individual Ownership of Contracts...............................   30
   Other...............................................................   30
   Life Insurance Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   30
 LEGAL PROCEEDINGS.....................................................   30
 LEGAL MATTERS.........................................................   30
 EXPERTS...............................................................   30
 REGISTRATION STATEMENT................................................   31
 APPENDIX A -- ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
   SURRENDER VALUES....................................................   32
 FINANCIAL STATEMENTS..................................................


                THE POLICIES MAY NOT BE AVAILABLE IN ALL STATES.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

4                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: An amount used to determine certain Policy benefits and charges equal to the total of all amounts in the Fixed Account, the Loan Account and the Sub-Accounts.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.

CASH SURRENDER VALUE: The Cash Value less all Indebtedness.

CASH VALUE: The Account Value less any applicable Surrender Charges.

CODE: The Internal Revenue Code of 1986, as amended.


COST OF INSURANCE: An amount deducted as part of the Monthly Deduction Amount to help cover Hartford's anticipated mortality costs and other expenses.


CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: The premium required to maintain the Death Benefit guarantee.

DATE OF ISSUE: The date from which the Suicide and Incontestability provisions are measured.

DEATH BENEFIT: On the Policy Date, the Death Benefit equals the Face Amount. Thereafter, it may change in accordance with the terms of the Death Benefit Option provision, the Minimum Death Benefit provision, the Death Benefit Guarantee provision and the Withdrawals provision.

DEATH BENEFIT GUARANTEE PREMIUM: The amount of monthly premium shown in the Policy's specifications page required to keep the Death Benefit guarantee available and used to calculate the Cumulative Death Benefit Guarantee Premium.

DEATH BENEFIT OPTION: The Death Benefit Option in effect determines how the Death Benefit is calculated. The three Death Benefit Options provided are described in the Death Benefit section of this Prospectus.

DEATH PROCEEDS: The amount which We will pay on the death of the Insured. This amount equals the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a Grace Period.

FACE AMOUNT: On the Policy Date, the Face Amount equals the initial Face Amount. The Face Amount may be increased or decreased, in accordance with the terms of the Policy.


FIXED ACCOUNT: Portion of Account Value invested in the General Account of Hartford.


FIXED ACCOUNT MINIMUM CREDITED RATE: The minimum rate credited to amounts allocated to the Fixed Account.

FUNDS: The registered open-end management investment companies in which assets of the Separate Account may be invested.


GENERAL ACCOUNT: All assets of Hartford other than those allocated to its separate accounts.


GRACE PERIOD: The 61 day period between the day Your policy goes into default and the day on which Your policy terminates.


HARTFORD: ITT Hartford Life and Annuity Insurance Company.


IN WRITING: In a written form satisfactory to Us.

INDEBTEDNESS: All loans taken on the Policy, plus any interest due or accrued minus any loan repayments.

INSURED: The person on whose life the Policy is issued.


ISSUE AGE: As of the Policy Date, the age of the Insured on his/her last birthday.


LOAN ACCOUNT: An account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. Amounts are held as collateral and are credited with interest at the Fixed Account Minimum Credited Rate. Amounts are not subject to the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The Policy Date and the same date in each succeeding month as the Policy Date except that, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed the next Valuation Day.

MONTHLY DEDUCTION AMOUNT: The charges deducted from the Account Value on the Monthly Activity Date.

NATIONAL SERVICE CENTER: Located in Minneapolis, Minnesota.

NET PREMIUM: The amount of premium credited to the Account Value. It is the premium paid minus any deductions from premium.

OPTION C LIMIT: The maximum amount that will be returned in addition to the Face Amount under the Option C (Return of Premium) Death Benefit. See the Policy's specifications page.

PLANNED PREMIUM: The amount of premium that You intend to pay as indicated on the application and shown on the Policy's specifications page.


POLICY: A flexible premium variable life insurance policy issued by Hartford, as described in this Prospectus.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5
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POLICY ANNIVERSARY: An anniversary of the Policy Date.

POLICY DATE: The date from which Policy Anniversaries and Policy Years are determined.

POLICY OWNER: The person having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

POLICY YEARS: Annual periods computed from the Policy Date.

PREFERRED LOAN: A portion of the Indebtedness on which a lower interest rate is charged.

PRO RATA BASIS: An allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SCHEDULED MATURITY DATE: The date on which the Policy will mature, unless extended by rider.


SEPARATE ACCOUNT: An account established by Hartford to separate the assets funding the Policy from other assets of Hartford; in this case, "Separate Account VL I."


SUB-ACCOUNT: The subdivisions of the Separate Account.

SURRENDER CHARGE: A charge that may be assessed if the Face Amount is decreased or You surrender the Policy.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

WE, US, OUR: ITT Hartford Life and Annuity Insurance Company.


YOU, YOUR: The Policy Owner.

6                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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-------------------------------------------
                                    SUMMARY

--------------------------------   THE POLICY


    The flexible premium variable life insurance Policy offered by this Prospectus is funded by a Fixed Account and Separate Account VL I, a separate account established by Hartford pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. Separate Account VL I is presently comprised of 22 sub-accounts (the "Sub-Accounts" and each individually a "Sub-Account"), each of which invests exclusively in one of the underlying Funds. If an initial premium is submitted with an application for a Policy, it will be allocated to the Hartford Money Market Sub-Account. At a later date, the values in the Hartford Money Market Sub-Account will be allocated to one or more of the Sub-Accounts or the Fixed Account as specified in the Policy Owner's application. This later date is the latest of: (1) 45 days after the application is signed; (2) ten days after We mail or personally deliver a Notice of Withdrawal Right; (3) ten days after We receive the premium; and (4) the date We receive the final requirement to put the Policy in force. The Policy is credited with units ("Accumulation Units") in each selected Sub-Account, the assets of which are invested in the applicable Fund. A Policy Owner may transfer amounts invested among the Sub-Accounts and the Fixed Account subject to a transfer charge. See "Detailed Description of Policy Benefits and Provisions -- Transfers of Account Value," page 11.



    The Policy is first and foremost a life insurance policy with death benefits, cash values and other features traditionally associated with life insurance. The Policy is called "flexible premium" because, once the desired level and pattern of death benefits have been determined, You have considerable flexibility in choosing the timing and amount of premium to be paid. The Policy is called "variable" because, unlike the fixed benefits of an ordinary whole life insurance policy, the Account Value will, and the Death Benefit may, increase or decrease depending on the investment experience of the Funds to which the Net Premium(s) has been allocated.


---------------------------------------------------
                             POLICY DESIGN OPTIONS

    The Policy is designed to be flexible to give You the ability to select options that are tailor-made for Your specific life insurance needs.

    The Policy design options fall into three major categories:

1. Death Benefit Options -- These allow You to select various levels and patterns of Death Benefits.


2. Investment Options -- Currently, the Policy offers 23 investment options from which to choose. You can allocate Your Account Value among up to nine of these options. (Hartford reserves the right to increase the number of allocable investment options to more than nine.) These include the twenty-two variable Sub-Accounts and the Fixed Account.


3. Premium Options -- You have the flexibility to choose, within limits, the amount and frequency of premium payments.

---------------------------------------------------
                                 DEATH BENEFIT


    The Policy features three Death Benefit Options. The Death Benefit can be level and equal to the Face Amount ("Option A"), fluctuate and equal the Face Amount plus Return of Account Value ("Option B") or increase and equal the Face Amount plus the sum of premium paid, subject to the Option C Limit ("Option C"). At the death of the Insured, We will pay the Death Proceeds to the Beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy and less any due and unpaid Monthly Deduction Amount occurring during a Grace Period. See "Detailed Description of Policy Benefits and Provisions -- Death Benefit," page 13.


---------------------------------------------------
                                    PREMIUM


    You have considerable flexibility as to when and in what amounts You pay premiums. Prior to issue, You choose a Planned Premium, within a range determined by Hartford based on the Face Amount and sex of the Insured (except where unisex rates apply), Issue Age and risk classification.



    The Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts or the Death Benefit guarantee is available. See "Detailed Description of Policy Benefits and Provisions -- Lapse and Reinstatement," page 14.



    The minimum premium is $50. We reserve the right to refund the excess premium that would cause the Policy to fail to meet the definition of life insurance under the Code. We reserve the right to require evidence of insurability for any premium that results in an increase in the Death Benefit greater than the amount of the premium. Any premium in excess of $1,000,000 is subject to Hartford's approval.



    There are circumstances (usually if a Policy Owner wants to prefund future benefits in seven years or less) when the Policy may become a Modified Endowment Contract under federal tax law. If it does, loans and other predeath distributions are includable in gross income on an income-first basis. A 10% penalty tax may be imposed on income distributed before the Policy Owner attains age 59 1/2. You are advised to consult a qualified tax adviser before taking steps that may affect whether the Policy becomes a Modified

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7
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Endowment Contract. See "Federal Tax Considerations -- Modified Endowment
Contracts," page 28, for a discussion of the "seven-pay test."


---------------------------------------------------
                             SEPARATE ACCOUNT VL I


    Separate Account VL I is a separate account established by Hartford pursuant to the insurance laws of the State of Connecticut and organized as a registered unit investment trust under the Investment Company Act of 1940. Separate Account VL I meets the definition of "separate account" under federal securities law. Separate Account VL I is comprised of Sub-Accounts, each of which invests exclusively in one of the Funds. Each Hartford Fund is organized as a corporation under the laws of the State of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Putnam Funds are portfolios of Putnam Variable Trust (formerly named Putnam Capital Manager Trust ), a Massachusetts business trust organized on September 24, 1987 that is an open-end, series investment company with multiple portfolios or funds registered under the Investment Company Act of 1940. The Fidelity VIP Funds are portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II, two diversified open-end management investment companies, each with multiple portfolios and organized as a Massachusetts business trust. The VIP Equity-Income Portfolio and the VIP Overseas Portfolio are portfolios of the Variable Insurance Products Fund, organized on November 13, 1981. The VIP II Asset Manager Portfolio is a portfolio of the Variable Insurance Products Fund II, organized on March 21, 1988. Registration under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies by the Securities and Exchange Commission. The shares of the Funds are sold to Separate Account VL I and to other separate accounts of Hartford or its affiliates which fund similar annuity or life insurance products.



    Currently, the Funds are Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Stock Fund, Inc. and HVA Money Market Fund, Inc.; Putnam VT Diversified Income Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT Global Asset Allocation Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund; and the VIP Equity-Income Portfolio, VIP Overseas Portfolio and VIP II Asset Manager Portfolio. Applicants should read the prospectus for each of the Funds accompanying this Prospectus in connection with the purchase of a Policy. The investment objectives of each of the Funds are as set forth in "Separate Account VL I," page 20.



    The investment adviser for the Hartford Funds is HL Investment Advisors, Inc. ("HL Advisors"), a wholly-owned subsidiary of Hartford Life Insurance Company. HL Advisors retains Wellington Investment Management, L.L.P. as an sub-investment adviser with respect to certain of the Hartford Funds. In addition, HL Advisors has entered an investment services agreement with Hartford Investment Management Company, Inc. ("HIMCO") for the provision of investment services for certain of the Hartford Funds. The Putnam Funds are advised by Putnam Management, a subsidiary of The Putnam Investments, Inc. The Fidelity VIP Funds are managed by Fidelity Management & Research Company. See "Separate Account VL I," page 20.


---------------------------------------------------
                                 FIXED ACCOUNT


    Premium payments and Account Values allocated to the Fixed Account become part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of insurance company general accounts.


---------------------------------------------------
                          DEDUCTIONS FROM THE PREMIUM

    Before allocating the premium to the Account Value, a deduction as a percentage of premium is made for the premium tax and federal tax charge and front-end sales load. The amount of each premium allocated to the Account Value is Your Net Premium.

---------------------------------------------------
                             PREMIUM TAX CHARGE AND
                               FEDERAL TAX CHARGE


    We deduct, as a premium tax charge, a percentage of each premium to cover premium-based taxes assessed against Hartford by a state or other governmental entity. This percentage will vary depending on the tax rates in effect there and is based on the actual tax imposed. The range is generally between 0% and 4%.


    We also deduct a current charge of 1.25% of each premium for federal taxes imposed under Section 848 of the Code.

---------------------------------------------------
                              FRONT-END SALES LOAD

    The front-end sales load is a charge deducted from each premium payment. The current and maximum front-end sales load for premium is 5.0% in the first Policy Year and 2.0% in Policy Years 2 through 10. After Policy Year 10, the front-end sales load is currently 0%. We reserve the right to charge a maximum of 2.0%.

8                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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---------------------------------------------------
                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE

    On each Monthly Activity Date, We will subtract the Monthly Deduction Amount from Your Account Value. This will be taken on a Pro Rata Basis from the Fixed Account and Sub-Accounts.

    The Monthly Deduction Amount equals:

1.  the Cost of Insurance; plus

2.  the Monthly Administrative Charge; plus
3.  the Mortality and Expense Risk Charge; plus

4.  the charges for additional benefits provided by rider, if any.


    Hartford may also set up a provision for income taxes against the assets of Separate Account VL I. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges from the Account Value," page 18, and "Federal Tax Considerations," page 27.


    Applicants should review the prospectuses for the Funds which accompany this Prospectus for a description of the charges assessed against the assets of each of the Funds.

---------------------------------------------------
                                 ACCOUNT VALUE


    As with many other types of insurance policies, each Policy will have an Account Value. The Account Value of a Policy will increase to reflect interest credited to the Fixed Account and Loan Account (when applicable) and any premium payments. The Account Value of a Policy will decrease to reflect deductions for the Monthly Deduction Amount and any withdrawals. The Account Value of a Policy will vary to reflect the investment experience of the underlying Funds. There is no minimum guaranteed Account Value and the Policy Owner bears the risk of the investment in the Funds. However, if the Death Benefit guarantee is available, the Policy will not lapse due to poor investment performance. See "Detailed Description of Policy Benefits and Provisions -- Account Values," page 10.


---------------------------------------------------
                                  POLICY LOAN


    A Policy Owner may obtain a cash loan from Hartford. The loan is secured by the Policy. At the time a loan is requested, the Indebtedness (including the currently applied for loan) may not exceed the Cash Surrender Value. See "Detailed Description of Policy Benefits and Provisions -- Policy Loans," page 12.


---------------------------------------------------
                           CHARGES AGAINST THE FUNDS


    Separate Account VL I purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative and other expenses already deducted from the assets of the Funds. These charges are described herein. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges from the Account Value -- Charges Against the Funds," page 19.



    The following table shows total fund operating expenses for the year ending December 31, 1996 for the Funds:



                                                            TOTAL FUND
                                  MANAGEMENT      OTHER      OPERATING
FUND NAME                            FEES       EXPENSES     EXPENSES
-------------------------------  ------------  -----------  -----------
Hartford Advisers Fund.........       0.615%       0.017%       0.632%
Hartford Bond Fund.............       0.490%       0.030%       0.520%
Hartford Capital Appreciation
 Fund..........................       0.629%       0.017%       0.646%
Hartford Dividend and Growth
 Fund..........................       0.709%       0.017%       0.726%
Hartford Index Fund............       0.374%       0.019%       0.393%
Hartford International
 Opportunities Fund............       0.691%       0.095%       0.786%
Hartford Mortgage Securities
 Fund..........................       0.424%       0.029%       0.453%
Hartford Stock Fund............       0.441%       0.016%       0.457%
HVA Money Market Fund..........       0.423%       0.021%       0.444%
Putnam VT Diversified Income
 Fund..........................        0.70%        0.13%        0.83%
Putnam VT Global Asset
 Allocation Fund...............        0.68%        0.15%        0.83%
Putnam VT Global Growth Fund...        0.60%        0.16%        0.76%
Putnam VT Growth and Income
 Fund..........................        0.49%        0.05%        0.54%
Putnam VT High Yield Fund......        0.68%        0.08%        0.76%
Putnam VT Money Market Fund
 (1)...........................        0.45%        0.10%        0.55%
Putnam VT New Opportunities
 Fund..........................        0.63%        0.09%        0.72%
Putnam VT U.S. Government and
 High Quality Bond Fund........        0.62%        0.07%        0.69%
Putnam VT Utilities Growth and
 Income Fund (2)...............        0.69%        0.09%        0.78%
Putnam VT Voyager Fund.........        0.57%        0.06%        0.63%
Fidelity VIP Equity-Income
 Portfolio.....................        0.51%        0.07%        0.58%
Fidelity VIP Overseas
 Portfolio.....................        0.76%        0.17%        0.93%
Fidelity VIP II Asset Manager
 Portfolio (3).................        0.64%        0.10%        0.74%


------------------------

(1) Other expenses for Putnam VT Money Market Fund have been restated to reflect the cost of certain insurance purchased by such Fund. See "Putnam VT Money Market Fund -- Insurance" in the Fund's prospectus

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9
--------------------------------------------------------------------------------


   accompanying this Prospectus. Actual other expenses and total Fund operating expenses were 0.08% and 0.53%, respectively.



(2) On July 11, 1996, shareholders approved an increase in the fees payable to Putnam Management under the management contract for Putnam VT Utilities Growth and Income Fund. The management fees and total expenses shown in the table have been restated to reflect the increase. Actual management fees and total expenses were 0.64% and 0.73%, respectively.



(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Absent these reductions, the total operating expenses presented in the table would have been 0.56% for Fidelity VIP Equity Income Portfolio, 0.92% for Fidelity VIP Overseas Portfolio and 0.73% for Fidelity VIP II Asset Manager Portfolio.


---------------------------------------------------
                            THE RIGHT TO EXAMINE OR
                              EXCHANGE THE POLICY


    An applicant has a limited right to return his or her Policy for cancellation. If the applicant returns the Policy within: (1) ten days after delivery of the Policy; (2) ten days after We mail or personally deliver a Notice of Withdrawal Right; or (3) 45 days after completion of the application, whichever is latest (subject to applicable state regulation), Hartford will return to the applicant, within seven days thereafter, the greater of the premium paid, less any Indebtedness, or the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under Policy or by the Funds for taxes, charges or fees.


    In addition, once the Policy is in effect it may be exchanged during the first 24 months after its Date of Issue for a non-variable life insurance policy offered by Us on the life of the Insured without submitting proof of insurability.

---------------------------------------------------
                                   SURRENDER


    At any time prior to the Scheduled Maturity Date, provided the Policy has a Cash Surrender Value, you may surrender the Policy. During the first 15 Policy Years, a Surrender Charge will apply. The Surrender Charge consists of two component charges: an administrative expenses surrender charge and a sales surrender charge. See "Detailed Description of Policy Benefits and Provisions -- Withdrawal," page 15.


---------------------------------------------------
                                TAX CONSEQUENCES


    The current federal tax law generally excludes all death benefit payments from the gross income of the Policy beneficiary. See "Federal Tax
Considerations," page 27.


---------------------------------------------------
                         DETAILED DESCRIPTION OF POLICY
                            BENEFITS AND PROVISIONS

--------------------------------    GENERAL

    This Prospectus describes a flexible premium variable life insurance policy that has considerable flexibility in selecting the timing and amount of premium payments.

---------------------------------------------------
                                    PREMIUM

PREMIUM PAYMENT FLEXIBILITY


    You have considerable flexibility as to when and in what amounts You pay premiums.



    Prior to issue, You can choose a Planned Premium, within a range determined by Hartford based on the Face Amount and the Insured's sex (except where unisex rates apply), Issue Age and risk classification. We will send You premium notices for Planned Premium. The notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted from Your checking account on a monthly basis. The Planned Premium and payment mode You selected are shown on the Policy's specifications page. You may change the Planned Premium at any time, subject to Our minimum amount rules then in effect.



    The Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts or the Death Benefit guarantee is available. See, also, "-- Lapse and Reinstatement," page 14, for more details.


ALLOCATION OF PREMIUM PAYMENTS

    The initial Net Premium will be allocated to the Hartford Money Market Sub-Account on the later of the Policy Date or the date We receive the premium.

    The value in this Hartford Money Market Sub-Account will then be allocated to the Fixed Account and Sub-Accounts according to the premium allocation specified in the application on the latest of: (1) 45 days after the application is signed; (2) ten days after We receive the premium; (3) ten days after We mail or personally deliver a Notice of Withdrawal Right; and (4) the date We receive the final requirement to put the Policy in force ("free-look end date").

10                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    Any additional Net Premium received prior to the free-look end date will be allocated to the Hartford Money Market Sub-Account.


    You may change Your premium allocation by request In Writing. Portions allocated to the Fixed Account and Sub-Accounts must be whole percentages. Subsequent Net Premiums will be allocated to the Fixed Account and Sub-Accounts according to Your most recent instructions, subject to the following. Currently, the Account Value may be allocated to no more than nine Sub-Accounts. (Hartford reserves the right to increase the number of allocable investment options to more than nine.) If We receive a premium and Your most recent allocation instructions would violate this requirement, We will allocate the Net Premium to the Fixed Account and Sub-Accounts on a Pro-Rata Basis.



    You will receive several different types of notification as to what Your current premium allocation is. The initial allocation chosen by the Policy Owner is shown in the Policy. Each transactional confirmation received after a premium payment will show how that Net Premium has been allocated. In addition, each quarterly statement summarizes the current premium allocation in effect for that Policy.


ACCUMULATION UNITS

    Net Premium allocated to the Sub-Accounts are used to credit Accumulation Units to those Sub-Accounts.


    The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to Hartford Money Market Sub-Account and the amount credited to the Fixed Account, will be determined first by multiplying the Net Premium by the appropriate allocation percentage to determine the portion to be invested in the Fixed Account or Sub-Account. Each portion to be invested in a Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed following receipt of the payment.


ACCUMULATION UNIT VALUES

    The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund. It will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a Net Investment Factor for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


    All valuations in connection with a Policy, e.g., with respect to determining Account Value, in connection with Policy loans, or in calculation of Death Benefits or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium payment, other than the initial premium payment, will be made on the date the request or payment is received by Hartford at the National Service Center if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


PREMIUM LIMITATION


    If a premium is received which would cause the Policy to fail to meet the definition of a life insurance contract in accordance with the Code, We reserve the right to refund the excess premium. We will refund such premium and interest thereon within 60 days after the end of a Policy Year.


    We reserve the right to require evidence of insurability for any premium that results in an increase in the Death Benefit greater than the amount of the premium.


    The minimum subsequent premium is $50. Any premium in excess of $1,000,000 is subject to Hartford's approval.


---------------------------------------------------
                                 ACCOUNT VALUES

    The Policy will have an Account Value. There is no minimum guaranteed Account Value. The Account Value of a Policy changes on a daily basis and will be computed on each Valuation Day. The Account Value of a Policy will increase to reflect interest credited to the Fixed Account and Loan Account (when applicable) and any premium payments. The Account Value will decrease to reflect deductions for the Monthly Deduction Amount and any withdrawals. The Account Value will vary to reflect the investment experience of the underlying Funds.


    The Account Value of a particular Policy is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which premium payments on the Policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Sub-Account as of the Valuation Day by the current Accumulation Unit Value of that Sub-Account and then summing the result for all the Sub-Accounts. The Account Value of a Policy equals the Account Value in the Sub-Accounts plus the value of the Fixed and Loan Accounts. The Cash Value equals the Account Value less any applicable Surrender Charges. The Cash Surrender Value, which is the net amount available upon surrender of the Policy, is the Cash Value less any Indebtedness. See "-- Premium -- Accumulation Unit Values," page 10.


AMOUNT PAYABLE ON SURRENDER OF THE POLICY


    As long as the Policy is in effect, a Policy Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Policy. Upon surrender, the Policy Owner will

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11
--------------------------------------------------------------------------------


receive the Cash Surrender Value determined as of the day Hartford receives the Policy Owner's written request or the date requested by the Policy Owner, whichever is later. The Cash Surrender Value equals the Cash Value less any Indebtedness. The Policy will terminate on the date of receipt of the request In Writing, or the date the Policy Owner requests the surrender to be effective, whichever is later.


SALES LOAD REFUND


    If a Policy is surrendered during the first two Policy Years, the Cash Surrender Value may be adjusted upward to reflect a reduced Surrender Charge. For purposes of the Policy, the reduction in Surrender Charge will be equal to the excess, if any, of the sum of the actual front-end sales load and the Surrender Charge to date over the sum of 30% of payments in aggregate amount less than or equal to one Guideline Annual Premium plus 10% of payments in aggregate amount greater than one Guideline Annual Premium but not more than two Guideline Annual Premiums.



    For purposes of the Policy, "Guideline Annual Premium" means the level annual premium payment necessary to provide the future benefits under the Policy through maturity, based on certain assumptions specified under the federal securities laws. These assumptions include mortality charges based on the 1980 Commissioners' Standard Ordinary Smoker or Non-Smoker (CSO) Table, an assumed annual net rate of return of 5% per year and deduction of the fees and charges specified in the Policy. The Guideline Annual Premium is only used in limiting front-end sales loads and Surrender Charges.


WITHDRAWALS


    One withdrawal is allowed each calendar month. The minimum withdrawal allowed is $500. The maximum withdrawal is the Cash Surrender Value less $1,000. If the Death Benefit Option then in effect is Option A or Option C, the Face Amount is decreased by an amount equal to the reduction in the Account Value resulting from the withdrawal. The minimum Face Amount required after a withdrawal is subject to Our rules then in effect. Unless specified otherwise, the withdrawal will be deducted on a Pro Rata Basis from the Fixed Account and the Sub-Accounts. Currently, Hartford does not impose a withdrawal charge. However, Hartford reserves the right to impose a withdrawal charge of up to $10.


    In addition, a Surrender Charge will be deducted from the Account Value equal to the proportion of the current Surrender Charge represented by the amount of the withdrawal to the Account Value immediately prior to the withdrawal.


    Any decrease in the Face Amount resulting from a withdrawal may result in a partial Surrender Charge. See "-- Death Benefit -- Increases and Decreases in Face Amount," page 14.


---------------------------------------------------
                           TRANSFERS OF ACCOUNT VALUE

AMOUNT AND FREQUENCY OF TRANSFERS


    Upon request and as long as the Policy is in effect, You may transfer amounts among the Fixed Account and Sub-Accounts. Transfers may be made by request In Writing or by calling Our National Service Center toll free at 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, We may be liable for any losses due to unauthorized or fraudulent instructions. The procedures We follow for transactions initiated by telephone include requirements that callers provide certain identifying information for themselves (if not the Policy Owner) and the Policy Owner. All transfer instructions by telephone are tape recorded.


    The amounts which may be transferred and the number of transfers will be limited by Our rules then in effect.

    Currently there are no restrictions on transfers other than those described below. There is no charge currently for the first transfer in any calendar month. Each transfer in excess of one per calendar month is subject to a Transfer Charge of up to $25.

    We reserve the right at a future date to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers.

TRANSFERS TO OR FROM SUB-ACCOUNTS


    You may request to transfer some or all of Your Account Value between the Sub-Accounts. When You request a transfer, the number of Accumulation Units credited to the Sub-Account from which the transfer was made will be reduced and the number of Accumulation Units credited to the Sub-Account You requested will be increased.


    The amount of the increase or decrease will be determined by dividing:

1.  the amount transferred by,


2. the Accumulation Unit Value for the respective Sub-Account determined as of the next Valuation Day after We receive Your transfer request.


TRANSFERS FROM THE FIXED ACCOUNT

    In addition to the conditions above, transfers from the Fixed Account are subject to the following:

12                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

1. the transfer must occur during the 30-day period following each Policy Anniversary; and

2. if the Accumulated Value in Your Fixed Account exceeds $1,000, the amount transferred in any Policy Year may be no larger than 25% of the Accumulated Value in the Fixed Account on the date of transfer. We reserve the right to modify the restrictions on transfers from the Fixed Account.


DOLLAR COST AVERAGING OPTION



    You may elect to allocate Your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the dollar cost averaging (DCA) option. If You choose the DCA option, Net Premiums will be deposited into the Hartford Money Market Sub-Account. Each month, amounts will be withdrawn from that Sub-Account and allocated to the other investment options according to Your allocation instructions. The transfer date will be the monthly anniversary of Your first transfer under Your initial DCA election. The first transfer will commence within five business days after Hartford receives Your initial election, either In Writing or by telephone, subject to the telephone transfer procedures described above. The dollar amount will be allocated to the investment options that You specify, in the proportions that You specify. If, on any transfer date, Your Cash Value allocated to the Hartford Money Market Account is less than the amount You have elected to transfer, Your DCA program will end. You may also cancel Your DCA election by notice In Writing to Hartford or by calling Our National Service Center at 1-800-231-5453.



    The main objective of a DCA program is to minimize the impact of short-term price fluctuations. Since the same dollar amount is transferred to other investment options at set intervals, DCA allows You to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, a lower average cost per Accumulation Unit may be achieved over the long-term. A DCA program allows Policy Owners to take advantage of market fluctuations. However, it is important to understand that a DCA program does not assure a profit or protect against loss in a declining market. Policy Owners who choose the DCA option should be individuals who have the financial ability to continue making investments through periods of low price levels.


---------------------------------------------------
                                  POLICY LOANS


    As long as the Policy is in effect, a Policy Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash loan from Hartford. The total Indebtedness at the time of the new loan (including the accrued interest on prior loans plus the currently applied for loan) may not exceed the Cash Surrender Value. The minimum loan amount is $500.


    The amount of each loan will be transferred on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts (unless the Policy Owner specifies otherwise) to the Loan Account. The Loan Account is a mechanism used to ensure that any outstanding Indebtedness remains fully secured by the Account Value.

PREFERRED LOAN


    If, at any time after the tenth Policy Anniversary, the Account Value exceeds the total of all premium paid since issue, a Preferred Loan is available. The amount available for a Preferred Loan is the amount by which the Account Value exceeds total premiums paid. The amount of the Loan Account which equals a Preferred Loan will be credited with interest at a rate equal to the Fixed Account Minimum Credited Rate. The amount of Indebtedness that qualifies as a Preferred Loan is determined on each Monthly Activity Date. A lower interest rate is charged to Preferred Loans than to the rest of your Indebtedness, if any.


LOAN INTEREST

    Interest will accrue on Indebtedness on a daily basis. The table below shows the interest rate We will charge on Your Indebtedness.

                                                        FIXED ACCOUNT
                             PORTION OF               MINIMUM CREDITED
POLICY YEAR                 INDEBTEDNESS                  RATE PLUS
--------------  ------------------------------------  -----------------
1-10            All Indebtedness                                 2%
11 and later    Preferred loans (if any)                         0%
                All Indebtedness in excess
                 of Preferred Loans                              1%

CREDITED INTEREST

    Any amounts in the Loan Account will be credited with interest at a rate equal to the Fixed Account Minimum Credited Rate.

LOAN REPAYMENTS

    You can repay all or any part of the entire Indebtedness at any time while Your Policy is in force. Each loan repayment must be at least $50. An amount equal to the loan repayment will be deducted from the Loan Account and will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premium are allocated.

TERMINATION DUE TO EXCESSIVE INDEBTEDNESS


    If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the Policy will terminate. See "-- Lapse and Reinstatement," page 14.


EFFECT OF LOANS ON ACCOUNT VALUE

    A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account may be greater than

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13
--------------------------------------------------------------------------------


the Fixed Account Minimum Credited Rate. The longer a loan is outstanding, the greater the effect, whether favorable or unfavorable, is likely to be. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the annual interest rate for funds held in the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate amount of the outstanding loan (i.e., the Indebtedness) will reduce the Death Proceeds and Cash Surrender Value otherwise payable.


---------------------------------------------------
                                 DEATH BENEFIT


    The Policy provides for the payment of the Death Proceeds to the named beneficiary when the Insured dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a Grace Period. The Death Benefit depends on the Death Benefit Option selected by You, the minimum Death Benefit provision and whether or not the Death Benefit guarantee is available. All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters -- Payment Options," page 24.


DEATH BENEFIT OPTIONS

    There are three Death Benefit Options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum Death Benefit described below, the Death Benefits under each option are:

1.  Under Option A, the Death Benefit is equal to the Face Amount.

2. Under Option B, the Death Benefit is equal to the Face Amount plus the Account Value.


3. Under Option C, the Death Benefit is equal to the Face Amount plus the lesser of: (a) the sum of the premium paid and (b) the Option C Limit.


OPTION CHANGE


    You may change Your Death Benefit Option by notifying Us In Writing of the change. Such change will become effective on the Monthly Activity Date following the date we receive Your request. If a change to Option A is elected, the Face Amount will become that amount available as a Death Benefit immediately prior to the option change. If a change to Option B is elected, the Face Amount will become that amount available as a Death Benefit immediately prior to the option change, reduced by the then-current Account Value. Changing your Death Benefit Option may result in a Surrender Charge. (See "-- Increases and Decreases in Face Amount," page 14.) You should consult a competent tax adviser regarding the possible adverse tax consequences resulting from a change in your Death Benefit Option.


DEATH BENEFIT GUARANTEE

    The Death Benefit guarantee will keep the Policy in force, regardless of the Policy's investment performance as long as the following conditions are met:


1. the Policy is in the first ten Policy Years (except in certain states where a period less than ten years may apply); and



2. on each Monthly Activity Date during that period, the cumulative premium paid into the Policy, less Indebtedness and less any withdrawals, equals or exceeds the Cumulative Death Benefit Guarantee premium on that date.


    If the Face Amount has not been increased or decreased, the Cumulative Death Benefit Guarantee Premium is:

1. the Cumulative Death Benefit Guarantee Premium on the previous Monthly Activity Date; plus


2. the current Monthly Death Benefit Guarantee Premium shown on the Policy specifications page.


    The Monthly Death Benefit Guarantee Premium will be adjusted to reflect any increases or decreases in the Face Amount during the Death Benefit guarantee period. We will send You a schedule showing the new Monthly Death Benefit Guarantee Premium required for this period and the Death Benefit Guarantee Premium received to date.

    While the Death Benefit guarantee is available, the Death Benefit will be the Face Amount, regardless of the Death Benefit Option.

MINIMUM DEATH BENEFIT

    The Policy has a minimum Death Benefit feature which automatically increases the Death Benefit so that it will never be less than the Account Value multiplied by the Minimum Death Benefit Percentage specified in the Policy. This percentage varies according to the Insured's Issue Age, the Policy Year, sex (where unisex rates are not used) and insurance class.

    EXAMPLES OF THE MINIMUM DEATH BENEFIT:

                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Account Value on Date of Death.........      46,500      34,000
Specified Percentage...................        250%        250%
Death Benefit Option...................    Level       Level

    In Example A, the minimum Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%).

14                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


This amount less any outstanding Indebtedness constitutes the Death Proceeds which We would pay to the beneficiary.



    In Example B, the minimum Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).


INCREASES AND DECREASES IN FACE AMOUNT

    At any time after the first Policy Year, You may make a request In Writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on Our rules then in effect. We reserve the right to limit the number of increases or decreases made under the Policy to not more than one in any 12 month period.


    A decrease in the Face Amount will be effective on the Monthly Activity Date following the date We receive Your request. The remaining Face Amount must not be less than that allowed by Our minimum rules then in effect. If You ask to decrease Your Face Amount below the Initial Face Amount, a Surrender Charge may be assessed, equal to:


1.  the Surrender Charge applicable to the current Policy Year; multiplied by

2.  the percentage described below.

    The percentage used to determine the Surrender Charge will be calculated by:

1. subtracting the requested Face Amount from the lowest Face Amount prior to the request; and

2.  dividing that difference by the lowest Face Amount prior to the request.

    The Surrender Charge assessed will be deducted from Your Account Value on the Monthly Activity Date effective for the decrease.


    All requests to increase the Face Amount must be applied for on a new application and accompanied by the Policy. All requests will be subject to evidence of insurability satisfactory to Us. Any increase approved by Us will be effective on the date shown on the new Policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of increase is made.


---------------------------------------------------
                              BENEFITS AT MATURITY


    If the Insured is living on the Scheduled Maturity Date, on surrender of the Policy to Hartford, Hartford will pay to the Policy Owner the Cash Surrender Value. On the Scheduled Maturity Date, unless extended by rider, the Policy will terminate and Hartford will have no further obligations under the Policy.


---------------------------------------------------
                            LAPSE AND REINSTATEMENT

POLICY LAPSE AND GRACE PERIOD

    During the first Policy Year, the Policy will be in default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.


    During the second Policy Year, the Policy will be in default on any Monthly Activity Date on which the Account Value less Indebtedness less one-half of the Surrender Charge for the second Policy Year is not sufficient to cover the Monthly Deduction Amount.


    During the third Policy Year and thereafter, the Policy will be in default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.


    A 61-day period, called the "Grace Period," will begin from the date of default. Hartford will mail the Policy Owner and any assignee written notice of the amount of premium that will be required to continue the Policy in force. The premium required will be no greater than the amount required to pay Monthly Deduction Amounts during the Grace Period plus three additional Monthly Deduction Amounts. Unless the Death Benefit guarantee is available, the Policy will terminate without value if the required premium is not paid by the end of the Grace Period. If the Death Benefit guarantee is available and sufficient premium has not been paid by the end of the Grace Period, the Death Benefit will be reduced to the Face Amount and any Policy riders will no longer be in force. If the Insured dies during the Grace Period, We will pay the Death Proceeds.


DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD

    On every Monthly Activity Date during the Death Benefit guarantee period, We will compare the cumulative premium received, less Indebtedness, less withdrawals, to the Cumulative Death Benefit Guarantee Premium for the Death Benefit guarantee period in effect.


    If the cumulative premiums received, less Indebtedness, less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the Death Benefit guarantee will be deemed to be in default as of that Monthly Activity Date, and the Grace Period will begin. We will mail the Policy Owner and any assignee written notice of the amount of premium required to continue the Death Benefit guarantee.


    At the end of the Grace Period, the Death Benefit guarantee will be removed from the Policy if We have not received the amount of the required premium.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15
--------------------------------------------------------------------------------

REINSTATEMENT

    Unless the Policy has been surrendered for its Cash Surrender Value, the Policy may be reinstated prior to the Scheduled Maturity Date, provided:

1. You make Your request In Writing within five years from the termination date;

2.  satisfactory evidence of insurability is submitted;

3. any Indebtedness existing at the time of termination is repaid or carried over to the reinstated Policy; and


4. You pay a premium sufficient to cover ( a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date of reinstatement.


    The Account Value on the reinstatement date will equal:

1.  The Cash Value at the time of termination; plus

2.  Net Premium derived from premium paid at the time of reinstatement; minus

3. the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

4. the Surrender Charge at the time of reinstatement. The Surrender Charge is based on the duration from the original Policy Date.

---------------------------------------------------
                  THE RIGHT TO EXAMINE OR EXCHANGE THE POLICY


    An applicant has a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal delivery to Hartford or to the agent who sold the Policy, to be canceled within ten days after delivery of the Policy to the Policy Owner, within ten days of Hartford's mailing or personal delivery of a Notice of Right to Withdraw, or within 45 days of completion of the Policy application (whichever is later, and subject to applicable state regulation), Hartford will return to the applicant, within seven days thereafter, the greater of the premium paid, less any Indebtedness, or the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.



    Once the Policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable life insurance policy offered by Us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premium under the new policy will be based on the same risk classification as this Policy. An exchange of the Policy under these circumstances should be a tax-free transaction under Section 1035 of the Code.


---------------------------------------------------
                                   WITHDRAWAL


    At any time prior to the Scheduled Maturity Date, provided the Policy has a Cash Surrender Value, You may surrender the Policy or withdraw money from it. During the first 15 Policy Years, a Surrender Charge will apply. The Surrender Charge consists of two component charges: an administrative expense surrender charge and a sales surrender charge.


ADMINISTRATIVE EXPENSE SURRENDER CHARGE

    The Administrative Expense Surrender Charge varies by the Insured's age on the Date of Issue. Your sales representative can provide you with the actual Administrative Expense Surrender Charge that applies to your Issue Age. The following table represents the Administrative Expense Surrender Charge for a person age 45 on the Date of Issue:

  POLICY    AMOUNT PER $1,000 OF     POLICY    AMOUNT PER $1,000 OF
   YEAR      INITIAL FACE AMOUNT      YEAR      INITIAL FACE AMOUNT
----------  ---------------------  ----------  ---------------------
    1             $    5.00            9             $    3.18
    2             $    5.00            10            $    2.73
    3             $    5.00            11            $    2.27
    4             $    5.00            12            $    1.82
    5             $    5.00            13            $    1.36
    6             $    4.55            14            $    0.91
    7             $    4.09            15            $    0.45
    8             $    3.64            16            $    0.00

    The amount of the charge remains level for five Policy Years. After the fifth Policy Anniversary, the charge decreases uniformly each month until the end of the fifteenth Policy Year when it is zero.


    The Administrative Expense Surrender Charge is designed to cover the administrative expenses associated with underwriting and issuing a Policy, including the costs of processing applications, conducting medical examinations, determining insurability and the Insured's underwriting class and establishing policy records.



    The sum of the Administrative Expense Surrender Charge and the Monthly Administrative Charge will not exceed the cost Hartford incurs in providing administrative services under the Policy. Hartford does not expect to profit from the Administrative Expense Surrender Charge.


SALES SURRENDER CHARGE

    The Sales Surrender Charge varies by the Insured's age on the Date of Issue. Your sales representative can provide you with the actual Sales Surrender Charge that applies to

16                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

your Issue Age. The following table represents the Sales Surrender Charge for a person age 45 on the Date of Issue:

  POLICY    AMOUNT PER $1,000 OF     POLICY    AMOUNT PER $1,000 OF
   YEAR      INITIAL FACE AMOUNT      YEAR      INITIAL FACE AMOUNT
----------  ---------------------  ----------  ---------------------
    1             $    7.00            9             $    4.45
    2             $    7.00            10            $    3.82
    3             $    7.00            11            $    3.18
    4             $    7.00            12            $    2.55
    5             $    7.00            13            $    1.91
    6             $    6.36            14            $    1.27
    7             $    5.73            15            $    0.64
    8             $    5.09            16            $    0.00


    The amount of the charge remains level for five Policy Years. After the fifth Policy Anniversary, the charge decreases uniformly each month until the end of the fifteenth Policy Year, when it is zero.


    The Sales Surrender Charges is designed to cover expenses relating to the sale and distribution of the Policy, including commissions paid to any sales personnel, the cost of preparing sales literature and other promotional activities.

VALUATION OF PAYMENTS AND TRANSFERS

    We value the Policy on every Valuation Day.


    We will pay Death Proceeds, Cash Surrender Values, Withdrawals and loan amounts allocable to the Sub-Accounts within seven days after We receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.



    Hartford may defer payment of any amounts allocated to the Fixed Account for up to six months from the date on which We receive the request.


---------------------------------------------------
                            APPLICATION FOR A POLICY


    Individuals wishing to purchase a Policy must submit an application to Hartford. Within limits, an applicant may choose the initial Face Amount. Policies generally will be issued only on the lives of Insureds between the ages of 0 and 80 who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules, and Hartford reserves the right to reject an application for any reason.



    The Policy will be effective on the Policy Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Date, Policy Months and Policy Years.


---------------------------------------------------
                      REDUCED CHARGES FOR ELIGIBLE GROUPS


    Certain of the charges and deductions described below may be reduced for a Policy issued in connection with a specific plan in accordance with Our rules in effect as of the date an application for a Policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria as to, for example, the size of the plan, the expected number of participants and the anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on such factors as the size of the plan, the purposes for which the Policy is purchased and certain characteristics for the plan's members. The amount of reduction and the criteria for qualification are a reflection of the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify from time to time on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners funded by Separate Account VL I.


---------------------------------------------------
                          DEDUCTIONS FROM THE PREMIUM


    Before the allocation of the premium to the Account Value, a deduction is made for the premium tax and federal tax charge and front-end sales load. The amount of each premium allocated to the Account Value is Your Net Premium.


PREMIUM TAX CHARGE AND FEDERAL TAX CHARGE


    We deduct, as a premium tax charge, a percentage of each premium to cover premium-based taxes assessed against Hartford by a state or other governmental entity. This percentage will vary by locale depending on the tax rates in effect there and is based on the actual tax imposed. The range is generally between 0% and 4%.


    We also deduct a 1.25% charge from each premium payment to cover the estimated costs to Us of the federal income tax treatment of the Policy's deferred acquisition costs under Section 848 of the Code. We have determined that this charge is reasonable in relation to our increased federal income tax burden under the Code resulting from the receipt of premium.


    The Federal Tax Charge is a factor Hartford must use when computing the maximum sales load chargeable under SEC rules.


FRONT-END SALES LOAD

    The front-end sales load is a charge deducted from each premium. The current and maximum front-end sales load for all premium is 5.0% in the first Policy Year and 2.0% for Policy Years 2 through 10. After Policy Year 10, the front-end sales load is currently 0%. We reserve the right to charge a maximum of 2.0%.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17
--------------------------------------------------------------------------------

EXAMPLES OF FRONT-END SALES LOADS/IMPACT OF REFUND OF SALES LOAD


    An example of the actual front-end sales loads and the impact of the load refund, if any (see "-- Account Values -- Sales Load Refund," page 11), for a Policy is shown below. This example uses the same specific information (i.e., Issue Age, Face Amount, premium level, etc.) as the illustration on page 33 of this Prospectus.


Death Benefit Option:                    Level
Face Amount:                             $250,000
Charges Assumed:                         Current
Issue Age/Sex/Class:                     45/Male/Preferred
Guideline Annual Premium:                $4,483.41
Annual Planned Premium:                  $3,250.00
Assumed Gross Annual Investment Return   0%


    The "Total Cumulative Sales Load If Surrendered" column on the far right of the table below represents the sum of all loads which would have been assessed since the issue of the Policy, assuming a surrender of the Policy at the end of the corresponding Policy Year.


    This is:


(1) The sum of the cumulative front-end sales load; plus



(2) the actual Surrender Charge for that Policy Year; minus



(3) the sales load refund, if any, applicable to that Policy Year.


--------------------------------------------------------------------------------
                   Additional Charges/Credits if Surrendered

            CUMULATIVE                                                                    TOTAL
             FRONT-END     MAXIMUM    YEAR END     ACTUAL        SALES       SALES      CUMULATIVE
  POLICY       SALES      SURRENDER    ACCOUNT    SURRENDER    SURRENDER     LOAD     SALES LOAD IF
   YEAR        LOAD        CHARGE       VALUE      CHARGE       CHARGES     REFUND    SURRENDERED**
----------  -----------  -----------  ---------  -----------  -----------  ---------  --------------
    1               65        3,000       1,880       1,880          630           0           695
    2              130        3,000       3,849       3,000        1,750         333         1,547
    3              195        3,000       5,724       3,000        1,750           0         1,945
    4              260        3,000       7,498       3,000        1,750           0         2,010
    5              325        3,000        9247       3,000        1,750           0         2,075
    6              390        2,727      10,887       2,727        1,590           0         1,980
    7              455        2,455      12,433       2,455        1,433           0         1,888
    8              520        2,183      13,878       2,183        1,273           0         1,793
    9              585        1,910      15,212       1,910        1,113           0         1,698
    10             650        1,638      16,429       1,638          955           0         1,605
    11             715        1,363      17,807       1,363          795           0         1,510
    12             780        1,090      19,172       1,090          638           0         1,418
    13             845          818      20,385         818          478           0         1,323
    14             910          545      21,431         545          318           0         1,228
    15             975          273      22,292         273          160           0         1,135
    16            1040            0      22,949           0            0           0         1,040

     *The Actual Surrender Charge assessed is the smaller of:


      (a)  The contractual maximum Surrender Charge, or


      (b)  Year-End Account Value.


    **The "Total Cumulative Sales Load If Surrendered" column assumes a surrender of the Policy at the end of that Policy Year and is:



      (a)  The cumulative front-end sales load; plus



      (b)  Sales Surrender Charge; minus



      (c)  sales load refund.

18                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

---------------------------------------------------
                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS


    On the Policy Date and on each subsequent Monthly Activity Date, Hartford will deduct an amount (the "Monthly Deduction Amount") from the Account Value to cover certain charges and expenses incurred in connection with a Policy. Each Monthly Deduction Amount will be deducted on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.


    The Monthly Deduction Amount equals:

1.  the charge for the Cost of Insurance; plus

2.  the Monthly Administrative charge; plus

3.  the Mortality and Expense Risk Charge; plus

4.  the charges for additional benefits provided by rider.

    1. COST OF INSURANCE CHARGE

       The charge for the Cost of Insurance is equal to:

        (a) the Cost of Insurance rate per $1,000; multiplied by

        (b) the amount at risk; divided by


        (c) $1,000.


      The amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


      A charge for a special insurance class rating of an Insured may be made against the Account Value, if applicable. This charge is to compensate Hartford for the additional mortality risk associated with individuals in these classes.



      The Cost of Insurance charge is to cover Hartford's anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the table. Substandard risks will be charged a higher Cost of Insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insured's risk class. Hartford will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.


      Because the Account Value and the Death Benefit under a Policy may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

    2. MONTHLY ADMINISTRATIVE CHARGE


      Hartford will assess a Monthly Administrative Charge to reimburse Hartford for administrative costs in connection with the Policy. The current Monthly Administrative Fee is $25 per month for the first Policy Year, $10 per month in Policy Year 2 through 10 and $5 per month in Policy Years 11 and later, not to exceed $7.50 per month in Policy Years 11 and later.



      The sum of the Monthly Administrative Charge and the Administrative Expense Surrender Charge will not exceed the cost Hartford incurs in providing administrative services under the Policy.


    3. MORTALITY AND EXPENSE RISK CHARGE


      A charge is made for mortality and expense risks assumed by Hartford. Hartford may profit from this charge. See, also, "-- Account Values," page 10.


      The current Mortality and Expense Risk Charge for any Monthly Activity Date is equal to:

        (a) the current Mortality and Expense Risk Rate; multiplied by

        (b) the portion of the Account Value allocated to the Sub-Accounts on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

      The current and guaranteed Mortality and Expense Risk Rate for the first ten Policy Years is 0.80% (.067% per month). After the tenth Policy Year, the current rate is 0.25% (.021% per month), with a maximum Rate of 0.50% (.042% per month).


      The mortality risk assumed is that the Cost of Insurance charges specified in the Policy will be insufficient to meet actual claims. The expense risk assumed is that expenses incurred in issuing and administering the Policy will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policy and the proceeds of the front-end sales load.


    4. RIDER CHARGE


      If the Policy includes riders, a charge is made applicable to the riders from the Account Value on each Monthly Activity Date. The charge applicable to these riders is to compensate Hartford for anticipated cost of providing these benefits and are specified on the applicable rider. The riders available are described on page 25 under "Supplemental Benefits" section.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19
--------------------------------------------------------------------------------

CHARGES AGAINST THE FUNDS

    The investment advisers charge the Funds an investment management fee on a daily basis as compensation for services. The following Table shows the fee charged for each Fund available for investment by Policy Owners.

                                                                                     ANNUAL INVESTMENT MANAGEMENT FEE AS A
HARTFORD FUNDS                                                                       PERCENTAGE OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------  --------------------------------------------------------
Hartford Capital Appreciation Fund, Inc.,
  Hartford Advisers Fund, Inc.,
  Hartford International Opportunities Fund, Inc.,
  Hartford Dividend and Growth Fund, Inc..................................  .575% of the first $250 million of average net assets
                                                                            .525% of the next $250 million of average net assets
                                                                            .475% of the next $250 million of average net assets
                                                                            .425% of any amount over $1.0 billion
Hartford Bond Fund, Inc.,
  Hartford Stock Fund, Inc................................................  325% of the first $250 million of average net assets
                                                                            .300% of the next $250 million of average net assets
                                                                            .275% of the next $250 million of average net assets
                                                                            .250% of any amount over $1.0 billion
Hartford Index Fund, Inc..................................................  .20%
Hartford Mortgage Securities Fund, Inc.,
  HVA Money Market Fund, Inc..............................................  .25%


                                                                                     ANNUAL INVESTMENT MANAGEMENT FEE AS A
PUTNAM FUNDS                                                                         PERCENTAGE OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------  --------------------------------------------------------
Putnam VT Diversified Income Fund,
  Putnam VT Global Asset Allocation Fund,
  Putnam VT High Yield Fund,
  Putnam VT New Opportunities Fund,
  Putnam VT Utilities Growth and Income Fund,
  Putnam VT Voyager Fund..................................................  .70% of the first $500 million of average net assets
                                                                            .60% of the next $500 million of average net assets
                                                                            .55% of the next $500 million of average net assets
                                                                            .50% of the next $5 billion of average net assets
                                                                            .475% of the next $5 billion of average net assets
                                                                            .455% of the next $5 billion of average net assets
                                                                            .44% of the next $5 billion of average net assets
                                                                            .43% of any excess thereafter
Putnam VT Money Market Fund...............................................  .45% of the first $500 million of average net assets
                                                                            .35% of the next $500 million of average net assets
                                                                            .30% of the next $500 million of average net assets
                                                                            .25% of the next $5 billion of average net assets
                                                                            .225% of the next $5 billion of average net assets
                                                                            .205% of the next $5 billion of average net assets
                                                                            .19% of the next $5 billion of average net assets
                                                                            .18% of any excess thereafter
Putnam VT Growth and Income Fund and Putnam VT U.S. Government and High
  Quality Bond Fund.......................................................  .65% of the first $500 million of average net assets
                                                                            .55% of the next $500 million of average net assets
                                                                            .50% of the next $500 million of average net assets
                                                                            .45% of the next $5 billion of average net assets
                                                                            .425% of the next $5 billion of average net assets
                                                                            .405% of the next $5 billion of average net assets
                                                                            .39% of the next $5 billion of average net assets
                                                                            .38% of any excess thereafter
Putnam VT Global Growth Fund..............................................  .60% of average net assets

                                                                                     ANNUAL INVESTMENT MANAGEMENT FEE AS A
FIDELITY VIP FUNDS                                                                   PERCENTAGE OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------  --------------------------------------------------------
VIP Equity-Income Portfolio...............................................  .52%
VIP Overseas Portfolio....................................................  .77%
VIP II Asset Manager Portfolio............................................  .72%

20                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TAXES


    Currently, no charge is made to Separate Account VL I for federal, state and local taxes that may be allocable to Separate Account VL I. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or Separate Account VL I may result in a charge against the Policy in the future. Charges for other taxes, if any, allocable to Separate Account VL I may also be made.


---------------------------------------------------
                                  THE COMPANY


    ITT Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. On January 1, 1998, Hartford's name will change to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation. Subject to shareholder approval on May 2, 1997, the name of ITT Hartford Group, Inc. will change to The Hartford Financial Services Group, Inc.



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc. , on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.


---------------------------------------------------
                             SEPARATE ACCOUNT VL I

--------------------------------    GENERAL


    Separate Account VL I is a separate account of Hartford established on September 18, 1992 pursuant to the insurance laws of the State of Connecticut and organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Separate Account VL I meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of Separate Account VL I are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policy. The assets for Separate Account VL I are not chargeable with liabilities arising out of any other business which Hartford may conduct.


---------------------------------------------------
                                     FUNDS


    The assets of each Sub-Account of Separate Account VL I are invested exclusively in one of the Funds. A Policy Owner may allocate premium payments among the Sub-Accounts. Policy Owners should review the following brief descriptions of the investment objectives of each of the Funds in connection with that allocation. There is no guarantee that any of the Funds will achieve its stated objectives. Policy Owners are also advised to read the prospectus for each of the Funds accompanying this Prospectus for more detailed information.


HARTFORD FUNDS

 HARTFORD ADVISERS FUND, INC.


    Seeks maximum long term total rate of return consistent with prudent investment risk by investing in common stock and other equity securities, bonds and other debt securities, and money market instruments.


 HARTFORD BOND FUND, INC.


    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies."


 HARTFORD CAPITAL APPRECIATION FUND, INC.


    Seeks growth of capital by investing in securities selected solely on the basis of potential for capital appreciation; income, if any, is an incidental consideration.


 HARTFORD DIVIDEND AND GROWTH FUND, INC.


    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.


 HARTFORD INDEX FUND, INC.


    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*



*"STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-", "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY AND AFFILIATES. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21
--------------------------------------------------------------------------------

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.


    Seeks long-term total rate of return consistent with prudent investment risk through investment primarily in equity securities issued by non-U.S. companies.


 HARTFORD MORTGAGE SECURITIES FUND, INC.


    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.


 HARTFORD STOCK FUND, INC.


    Seeks long-term capital growth primarily through capital appreciation, with income a secondary consideration, by investing primarily in equity securities.


 HVA MONEY MARKET FUND, INC.


    Seeks maximum current income consistent with liquidity and preservation of capital.


PUTNAM FUNDS


 PUTNAM VT DIVERSIFIED INCOME FUND



    Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.



 PUTNAM VT GLOBAL ASSET ALLOCATION FUND


    Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.


 PUTNAM VT GLOBAL GROWTH FUND



    Seeks capital appreciation through a globally diversified portfolio of common stocks.



 PUTNAM VT GROWTH AND INCOME FUND


    Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.


 PUTNAM VT HIGH YIELD FUND



    Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.



 PUTNAM VT MONEY MARKET FUND



    Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.



 PUTNAM VT NEW OPPORTUNITIES FUND



    Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above average long-term growth potential.



 PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND



    Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized security rating agency such as Standard & Poor's or Moody's Investors Service, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.



 PUTNAM VT UTILITIES GROWTH AND INCOME FUND


    Seeks capital growth and current income by concentrating its investments in securities issued by companies in the public utilities industries.


 PUTNAM VT VOYAGER FUND



    Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.



FIDELITY VIP FUNDS



 FIDELITY VIP EQUITY-INCOME PORTFOLIO



    Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Daily Stock Price Index of 500 Common Stocks.



    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.



 FIDELITY VIP OVERSEAS PORTFOLIO



    Seeks long-term growth of capital primarily through investments in foreign securities and provide a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

22                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.



 FIDELITY VIP II ASSET MANAGER PORTFOLIO



    Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.



    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.



    The Hartford Funds are organized as corporations under the laws of the State of Maryland and are registered as diversified open-end management companies under the Investment Company Act of 1940. The Putnam Funds are portfolios of the Putnam Variable Trust (formerly named the Putnam Capital Manager Trust), which is organized as a business trust under the laws of Massachusetts as an open-end series investment company under the Investment Company Act of 1940. The Fidelity VIP Funds are portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II, two diversified open-end management investment companies, each with multiple portfolios and organized as a Massachusetts business trust. The VIP Equity-Income Portfolio and the VIP Overseas Portfolio are portfolios of the Variable Insurance Products Fund. The VIP II Asset Manager Portfolio is a portfolio of the Variable Insurance Products Fund II.



    Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the Fund. Such shares are offered to separate accounts, including Separate Account VL I, established by Hartford or one of its affiliated companies specifically to fund the Policy and other policies issued by Hartford or its affiliates as permitted by the Investment Company Act of 1940.



    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Hartford nor the Funds currently foresee any such disadvantages either to variable life insurance Policy Owners or to variable annuity Policy Owners, the Board of Directors intend for the Hartford Funds and the Board of Trustees for the Putnam Funds and the Fidelity VIP Funds (collectively the "Board") to monitor events in order to identify any material conflicts between such Policy Owners and to determine what action, if any, should be taken in response thereto. If the Boards were to conclude that separate funds should be established for variable life and variable life insurance separate accounts, Hartford will bear the attendant expenses.



    All investment income of and other distributions to each Sub-Account of Separate Account VL I arising from the applicable Fund are reinvested in shares of that Fund at net asset value. The income and both realized gains or losses on the assets of each Sub-Account of Separate Account VL I are therefore separate and are credited to or charged against the Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other business of Hartford. Hartford will purchase shares in the Funds in connection with premium payments allocated to the applicable Sub-Account in accordance with Policy Owners' directions and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves, if any. The Funds are required to redeem Fund shares at net asset value and generally to make payment within seven days.



    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for Separate Account VL I and its Sub-Accounts which fund the Policy. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Policy, Hartford may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Policy. No substitution of securities will take place without notice to and consent of Policy Owners and without prior approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940. Subject to Policy Owner approval, if required, Hartford also reserves the right to end the registration under the Investment Company Act of 1940 of Separate Account VL I or any other separate accounts of which it is the depositor which may fund the Policy.



    Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the prospectus for each of the Funds accompanying this Prospectus.


---------------------------------------------------
                               INVESTMENT ADVISER

HARTFORD FUNDS


    The investment adviser for each of the Hartford Funds is HL Investment Advisors, Inc. ("HL Advisors"), Hartford Plaza, Hartford, Connecticut 06115. HL Advisors provides investment advice and, in general, supervises the management and investment program of the Hartford Funds pursuant to an Investment Advisory Agreement entered into with each of the Funds, for which HL Advisors receives a fee.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23
--------------------------------------------------------------------------------


    HL Advisors has entered into an investment services agreement with HIMCO, an affiliate of Hartford organized under Connecticut law, pursuant to which HIMCO provides certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund and HVA Money Market Fund.



    Wellington Management serves as the investment sub-adviser to the Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Opportunities Fund and Hartford Stock Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, other institutions and individuals. Wellington Management is organized as a private Massachusetts partnership and its predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960. See the prospectus for each of the Funds accompanying this Prospectus for a more complete description of HIMCO and Wellington Management and their respective fees.


PUTNAM FUNDS

    Putnam Management, One Post Office Square, Boston, Massachusetts, 02109, serves as the investment manager for the Putnam Funds. An affiliate, the Putnam Advisory Company, Inc. manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.


FIDELITY VIP FUNDS



    The Fidelity VIP Funds are managed by Fidelity Management & Research Company ("Fidelity Management"), whose principal business address is 82 Devonshire Street, Boston, Massachusetts. Fidelity Management is one of America's largest investment management organizations. It is composed of a number of different companies, which provide a variety of financial services and products. Fidelity Management is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. Various Fidelity companies perform certain activities required to operate Variable Insurance Products Fund and Variable Insurance Products Fund II.


---------------------------------------------------
                               THE FIXED ACCOUNT

    THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.


    Premium Payments and Account Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of insurance company general accounts.



    The Fixed Account Minimum Credited Rate is shown in the Contract. Currently, Hartford guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the Fixed Account under the Policy. Hartford may credit interest at a rate in excess of the Fixed Account Minimum Credited Rate, however, Hartford is not obligated to credit any interest in excess of the Fixed Account Minimum Credited Rate. There is no specific formula for the determination of excess interest credits. Some of the factors that Hartford may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on Hartford's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THE FIXED ACCOUNT MINIMUM CREDITED RATE WILL BE DETERMINED IN THE SOLE DISCRETION OF HARTFORD. THE POLICY OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE FIXED ACCOUNT MINIMUM CREDITED RATE.


---------------------------------------------------
                                 OTHER MATTERS

-------------------------------- VOTING RIGHTS


    In accordance with its view of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of the Policy, as the case may be) having a voting interest in Separate Account VL
I. The number of shares held in the

24                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


Separate Account which are allocable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not allocable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. If the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, however, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.



    The voting interests of the Policy Owner (or the assignee) in the Funds will be determined as follows: Policy Owners may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Sub-Account(s) to the Loan Account(s) in connection with the loan (see "Detailed Description of Policy Benefits and Provisions -- Policy Loans," page 12) will not be considered in determining the voting interests of the Policy Owner. Policy Owners should review the prospectuses for the Funds which accompany this Prospectus to determine matters on which shareholders may vote.



    Hartford may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory policy for the Funds. In addition, Hartford itself may disregard voting instructions in favor of changes initiated by a Policy Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. In the event Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.


---------------------------------------------------
                          STATEMENTS TO POLICY OWNERS

    We will send You a statement at least once each Policy Year, showing:

1.  the current Account Value, Cash Surrender Value and Face Amount;

2.  the premium paid, Monthly Deduction Amounts and loans since the last report;

3.  the amount of any Indebtedness;

4.  notifications required by the provisions of the Policy; and

5. any other information required by the Insurance Department of the State where the Policy was delivered.

---------------------------------------------------
                           LIMIT ON RIGHT TO CONTEST


    Hartford may not contest the validity of the Policy after it has been in effect during the lifetime of the Insured for two years from the Issue Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to the premium paid less any Indebtedness and withdrawals.


---------------------------------------------------
                             MISSTATEMENT AS TO AGE

    If the age of an Insured is incorrectly stated, the amount of Death Benefit will be appropriately adjusted as specified in the Policy.

---------------------------------------------------
                                PAYMENT OPTIONS


    Proceeds under the Policy may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be placed under a payment option is subject to the then current rules of Hartford. Once payments under Options 2, 3 or 4 commence, no surrender of the Policy may be made for the purpose of receiving a lump sum settlement in lieu of the life insurance payments. The following options are available under the Policy.


    FIRST OPTION -- Interest Income

    Payments of interest at the rate We declare, but not less than 3 1/2% per year, on the amount applied under this option.

    SECOND OPTION -- Income of Fixed Amount

    Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3 1/2% per year, is exhausted. The final payment will be for the balance remaining.

    THIRD OPTION -- Payments for a Fixed Period

    An amount payable monthly for the number of years selected which may be from 1 to 30 years.

    FOURTH OPTION -- Life Income

    LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25
--------------------------------------------------------------------------------

    LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.


    The Tables in the Policy provide for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four Payment Options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, Hartford may make payments less often.



    The Table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3.5% per annum. The Tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. Hartford may, however, from time to time, at Our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four Payment Options.



    Hartford will make any other arrangements for income payments as may be agreed on.


---------------------------------------------------
                                  BENEFICIARY


    The applicant names the beneficiary in the application for the Policy. The Policy Owner may change the beneficiary (unless irrevocably named) during the lifetime of the Insured by written request to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Policy Owner if living; otherwise to the Policy Owner's estate.


---------------------------------------------------
                                   ASSIGNMENT


    The Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.


---------------------------------------------------
                                   DIVIDENDS

    No dividends will be paid under the Policy.

---------------------------------------------------
                             SUPPLEMENTAL BENEFITS

    The following supplemental benefits, which are subject to the restrictions and limitations set forth therein, are among the options that may be included in a Policy by rider. The Monthly Deduction Amount will be increased to include the charges for any rider.

---------------------------------------------------
                         MATURITY DATE EXTENSION RIDER


    We will extend the Scheduled Maturity Date (the date on which the Policy will mature) to the date of the death of the Insured regardless of the age of the Insured. Certain Death Benefit and premium restrictions apply. See "Federal Tax Considerations -- Income Taxation of Policy Benefits," page 28.


---------------------------------------------------
                              TERM INSURANCE RIDER

    We will pay an amount upon the death of a designated insured person other than the Insured Person while this Policy remains in force.

---------------------------------------------------
                         DEDUCTION AMOUNT WAIVER RIDER

    Subject to certain age and underwriting restrictions, the Policy may include a Deduction Amount Waiver Rider. This rider provides for the waiver of the Policy's Monthly Deduction Amounts in the event of total disability prior to the Insured reaching Attained Age 65 and continuing for at least six months. The number of Monthly Deduction Amounts waived depends on the Insured's Attained Age when the disability began. If this rider is added, the Monthly Deduction Amounts will be increased to include the charges for this rider.

---------------------------------------------------
                           WAIVER OF SPECIFIED AMOUNT
                            DISABILITY BENEFIT RIDER

    If the Insured becomes totally disabled, We will credit the Policy with a premium equal to the Specified Amount Disability Benefit for as long as the Insured remains totally disabled, subject to certain qualifications and restrictions.

---------------------------------------------------
                         ACCIDENTAL DEATH BENEFIT RIDER

    Subject to certain age and underwriting requirements, the Policy may include an Accidental Death Benefit Rider. This rider provides for an increase in the amount paid upon the death of the Insured if the death results from an accident.

26                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        EXECUTIVE OFFICERS AND DIRECTORS


                                      POSITION WITH HARTFORD LIFE,           OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Wendell J. Bossen 63              Vice President, 1995**                 Vice President (1992-Present), Hartford Life Insurance
                                                                           Company; Executive Vice President (1984) Mutual Benefit.
Gregory A. Boyko 45               Vice President, 1995                   Vice President & Controller (1995-Present), Hartford Life
                                                                           Insurance Company; Chief Financial Officer (1994-1995),
                                                                           IMG American Life; Senior Vice President (1992-1994),
                                                                           Connecticut Mutual Life Insurance Company.
Peter W. Cummins 60               Vice President, 1993                   Vice President, Individual Annuity Operations
                                                                           (1989-Present), Hartford.
Ann M. deRaismes 46               Vice President, 1994                   Vice President (1994-Present); Assistant Vice President
                                                                           (1992-1994); Director of Human Resources (1991-1997),
                                                                           Hartford Life Insurance Company.
James R. Dooley 60                Vice President, 1973                   Vice President, Director Information Services
                                                                           (1973-Present), Hartford.
Timothy M. Fitch 44               Vice President, 1995                   Vice President, (1995-Present);Assistant Vice President
                                                                           (1993-1995); Director (1991-1993), Hartford Life
                                                                           Insurance Company.
Bruce D. Gardner 46               Director, 1991*                        Vice President (1996-Present); General Counsel and
                                                                           Corporate Secretary (1991-1995), Hartford Life Insurance
                                                                           Company.
Joseph H. Gareau 50               Executive Vice President &             Senior Vice President & Chief Investment Officer
                                  Chief Investment Officer, 1993           (1992-1993), Hartford; Senior Vice President & Chief
                                  Director, 1993*                          Investment Officer (1992), Hartford Insurance Group.
Donald J. Gillette 51             Vice President, 1993                   Vice President, Director of Marketing (1991-Present),
                                                                           Hartford.
Lynda Godkin 43                   General Counsel, 1996                  Associate General Counsel and Corporate Secretary
                                  Corporate Secretary, 1995                (1995-1996); Assistant General Counsel and Secretary
                                                                           (1994-1995); Counsel (1990-1994), Hartford Life
                                                                           Insurance Company.
Lois W. Grady 52                  Vice President, 1993                   Assistant Vice President (1988-1993), Hartford Life
                                                                           Insurance Company.
David A. Hall 43                  Senior Vice President &                Senior Vice President & Actuary (1993-Present), Hartford.
                                  Actuary, 1993
Robert A. Kerzner 45              Vice President, 1994                   Vice President (1994-Present); Regional Vice President
                                                                           (1991-1994), Hartford.
William B. Malchodi, Jr. 46       Vice President, 1994                   Vice President (1994-Present); Director of Taxes
                                  Director of Taxes, 1992                  (1992-Present), Hartford Insurance Group.
Thomas M. Marra 38                Executive Vice President &             Senior Vice President & Director, Individual Life and
                                  Director, Individual Life and            Annuity Division (1993- 1996); Director of Individual
                                  Annuity Division, 1996                   Annuities (1991-1993), Hartford.
                                  Director, 1994*
Steven L. Mattieson 52            Vice President, 1984                   Vice President, Director of New Business (1984-Present),
                                                                           Hartford.
Joseph J. Noto 45                 Vice President, 1989                   President and Director (1994-Present), American Maturity
                                                                           Life Insurance Company; Vice President (1989-Present),
                                                                           Hartford Life Insurance Company.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27
--------------------------------------------------------------------------------


                                      POSITION WITH HARTFORD LIFE,           OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Craig D. Raymond 36               Vice President, 1993                   Assistant Vice President (1992-1993); Actuary (1989-1994),
                                  Chief Actuary, 1994                      Hartford Life Insurance Company.
David T. Schrandt 49              Vice President, 1987                   Vice President, Treasurer and Controller (1987-Present),
                                  Treasurer, 1987                          Hartford.
Lowndes A. Smith 57               President, 1989                        President & Chief Operating Officer (1989-Present),
                                  Chief Executive Officer, 1993            Hartford Life Insurance Company.
                                  Director, 1985*
Lizabeth H. Zlatkus 37            Vice President, 1994                   Vice President, Director Business Operations
                                  Director, 1994*                          (1994-Present), Assistant Vice President, Director
                                                                           Executive Operations (1992-1994), Hartford Life
                                                                           Insurance Company.


------------------------

 * Denotes date of election to Board of Directors.


** ITT Hartford Affiliated Company.



    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


---------------------------------------------------
                           DISTRIBUTION OF THE POLICY


    Hartford intends to sell the Policy in all jurisdictions where it is licensed to do business. The Policy will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO"), 200 Hopmeadow Street, Simsbury, Connecticut 06089, or certain other independent registered Broker-Dealers. Any sales representative or employee will be qualified to sell variable life insurance policies under applicable federal and state laws. Each Broker-Dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc. HESCO is the principal underwriter for the Policy. During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered Broker-Dealers, is 45% of the premium paid up to a Target Premium, 2.0% of premium paid between the Target Premium and a 2nd Tier Target Premium and 1.0% of premium paid in excess of the 2nd Tier Target Premium. In Policy Years 2 and later, sales representative commissions will not exceed 2.0% of the premiums paid. In addition, expense allowances may be paid. The sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the first Policy Anniversary.


---------------------------------------------------
                            SAFEKEEPING OF SEPARATE
                             ACCOUNT VL I'S ASSETS


    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate amount of $50 million, covering all of the officers and employees of Hartford.


---------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS

--------------------------------    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.


    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federaltax considerations is based upon Hartford's understanding of current federal income tax laws as they are currently interpreted.

28                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

---------------------------------------------------
                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT


    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Detailed Description of Policy Benefits and Provisions-- Account Values," page 10). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.


---------------------------------------------------
                      INCOME TAXATION OF CONTRACT BENEFITS


    For federal income tax purposes, the Contracts should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Contract Owner is generally not taxed on increments in the contract value until the Contract is partially or completely surrendered. Section 7702 limits the amount of premium that may be invested in a Contract that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.


    During the first fifteen Contract Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Contract.

    The Maturity Date Extension Rider allows a Contract Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Contract is extended by rider, Hartford believes that the Contract will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Contract is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Contract Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

---------------------------------------------------
                          MODIFIED ENDOWMENT CONTRACTS

    A life insurance contract is treated as a "modified endowment contract" under Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premium cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Contract does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Contract will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Contract to be treated as a modified endowment contract if no additional premiums are paid and there is no change in the death benefit as the result of the exchange.

    A contract that is classified as modified endowment contract is generally eligible for the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, a loan, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the contract (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

    All modified endowment contracts that are issued within any calendar year to the same Contract Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

---------------------------------------------------
                      ESTATE AND GENERATION SKIPPING TAXES

    When the Insured dies, the Death Proceeds will generally be includible in the Contract Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Contract. If the Contract Owner was not the last surviving Insured, the fair market value of the Contract would be included in the Contract Owner's estate upon the Contract Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

    Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29
--------------------------------------------------------------------------------

$600,000 will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).

    If the Contract Owner (whether or not he or she is an Insured) transfers ownership of the Contract to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Contract. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Contract Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

---------------------------------------------------
                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as a life insurance contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.


    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


---------------------------------------------------
                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.


    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.


---------------------------------------------------
                      LIFE INSURANCE PURCHASED FOR USE IN
                           SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements.

30                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

---------------------------------------------------
                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Contract Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

---------------------------------------------------
                     NON-INDIVIDUAL OWNERSHIP OF CONTRACTS

    Legislation has recently been proposed which would limit certain of the tax advantages now afforded non-individual owners of life insurance contracts. Prospective Contract Owners which are not individuals should consult a tax adviser to determine the status of this proposed legislation and its potential impact on the purchaser.

---------------------------------------------------
                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Contract proceeds depend on the circumstances of each Contract Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

---------------------------------------------------
                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

---------------------------------------------------
                               LEGAL PROCEEDINGS

    There are no pending material legal proceedings affecting the Policy, Separate Account VL I or any of the Funds.

---------------------------------------------------
                                 LEGAL MATTERS


    Legal matters in connection with the issue and sale of the flexible premium variable life insurance policies described in this Prospectus and the organization of Hartford, its authority to issue the Policy under Connecticut law and the validity of the forms of the Policy under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, General Counsel of Hartford.


---------------------------------------------------
                                    EXPERTS


    The audited financial statements included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life and Annuity Insurance Company which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, not presented in accordance with generally accepted accounting principles. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life and Annuity Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in valuation method in determining aggregate reserves for future benefits in 1994, as discussed in Note 1 of Notes to Statutory Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, CT 06103.



    The hypothetical Policy illustrations have been approved by Ken A. McCullum, FSA, and MAAA, Director of Individual Life Product Development, and are included in this Prospectus in reliance upon his opinion as to their reasonableness.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31
--------------------------------------------------------------------------------

---------------------------------------------------
                             REGISTRATION STATEMENT


    A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning Separate Account VL I, Hartford, and the Policy.

32                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   APPENDIX A
                 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
                           AND CASH SURRENDER VALUES


The tables in Appendix A illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: a male, preferred, age 55, and a female, preferred, age 50, with $1,000,000 of Face Amount and a premium of $15,500 paid in all years; a male, preferred, age 55, and a female, preferred, age 50, with $750,000 of Face Amount and $250,000 of Face Amount and a premium of $7,500 paid in all years; a male, preferred, age 65, and a female, preferred, age 65, with $1,000,000 of Face Amount and a premium of $27,000 paid for in all years; and a male, preferred, age 65, and a female, preferred, age 65 with $750,000 of Face Amount and $250,000 of Supplemental Face Amount and a premium of $21,500 paid in all years.


    The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any contract loan were made during the period of time illustrated.

    The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current Cost of Insurance charges change.

    The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.70% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.70% average daily charge) of -.70%, 5.30% and 11.30%, respectively.

    In addition, the death benefit and surrender value as of the end of each Policy Year take into account the front-end sales load, federal tax charge, premium tax charge, Cost of Insurance Charge, Monthly Administrative Fee, Issue Charge, and Mortality and Expense Risk Charge. For purpose of the illustrations in this Prospectus, the premium tax charge and federal tax charge is assumed to be an average of 3.5%.


    The hypothetical returns shown in the tables are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges from the Account Value -- Taxes," page 20).


    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.


    Hartford will furnish upon request, a comparable illustration reflecting the proposed insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)


                                      CURRENT CHARGES*                   GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   ----------------------------------
  END OF     ACCUMULATED                    CASH                                 CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
   YEAR        PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
  -------   --------------   ---------   ----------   ---------   ---------   ----------   ---------
      1           3,413         1,880          0***     250,000      1,880          0***     250,000
      2           6,996         3,849        849***     250,000      3,849        849***     250,000
      3          10,758         5,724      2,724        250,000      5,724      2,724        250,000
      4          14,708         7,499      4,499        250,000      7,499      4,499        250,000
      5          18,856         9,247      6,247        250,000      9,168      6,168        250,000
      6          23,212        10,887      8,160        250,000     10,724      7,997        250,000
      7          27,785        12,433      9,979        250,000     12,153      9,699        250,000
      8          32,586        13,878     11,696        250,000     13,442     11,260        250,000
      9          37,628        15,212     13,303        250,000     14,576     12,667        250,000
     10          42,922        16,430     14,794        250,000     15,539     13,903        250,000
     11          48,481        17,808     16,444        250,000     16,400     15,036        250,000
     12          54,317        19,173     18,082        250,000     17,063     15,972        250,000
     13          60,446        20,386     19,568        250,000     17,519     16,701        250,000
     14          66,880        21,432     20,887        250,000     17,746     17,200        250,000
     15          73,637        22,293     22,020        250,000     17,717     17,444        250,000
     16          80,731        22,950     22,950        250,000     17,402     17,402        250,000
     17          88,180        23,380     23,380        250,000     16,767     16,767        250,000
     18          96,002        23,549     23,549        250,000     15,762     15,762        250,000
     19         104,214        23,423     23,423        250,000     14,332     14,332        250,000
     20         112,838        22,968     22,968        250,000     12,423     12,423        250,000
     25         162,869        15,834     15,834        250,000         --         --             --
     35         308,218            --         --             --         --         --             --


  * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
    RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

*** IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
    RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND PLUS THE CASH SURRENDER VALUE WOULD BE $0 IN YEAR ONE AND $1,182 IN YEAR TWO.


THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH 10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.


THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM


     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)


                                      CURRENT CHARGES*                   GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   ----------------------------------
  END OF     ACCUMULATED                    CASH                                 CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
   YEAR        PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
  -------   --------------   ---------   ----------   ---------   ---------   ----------   ---------
      1           3,413         2,026          0***     250,000      2,026          0***     250,000
      2           6,996         4,265      1,265***     250,000      4,265      1,265***     250,000
      3          10,758         6,537      3,537        250,000      6,537      3,537        250,000
      4          14,708         8,838      5,838        250,000      8,838      5,838        250,000
      5          18,856        11,245      8,245        250,000     11,164      8,164        250,000
      6          23,212        13,679     10,951        250,000     13,507     10,779        250,000
      7          27,785        16,155     13,700        250,000     15,853     13,399        250,000
      8          32,586        18,667     16,485        250,000     18,190     16,008        250,000
      9          37,628        21,208     19,299        250,000     20,499     18,590        250,000
     10          42,922        23,773     22,136        250,000     22,768     21,132        250,000
     11          48,481        26,695     25,331        250,000     25,087     23,723        250,000
     12          54,317        29,776     28,685        250,000     27,345     26,254        250,000
     13          60,446        32,888     32,070        250,000     29,530     28,712        250,000
     14          66,880        36,022     35,477        250,000     31,620     31,074        250,000
     15          73,637        39,164     38,891        250,000     33,587     33,314        250,000
     16          80,731        42,299     42,299        250,000     35,399     35,399        250,000
     17          88,180        45,411     45,411        250,000     37,021     37,021        250,000
     18          96,002        48,474     48,474        250,000     38,399     38,399        250,000
     19         104,214        51,461     51,461        250,000     39,477     39,477        250,000
     20         112,838        54,344     54,344        250,000     40,195     40,195        250,000
     25         162,869        67,606     67,606        250,000     35,927     35,927        250,000
     35         308,218        56,169     56,169        250,000         --         --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $0 IN YEAR ONE AND $1,598 IN YEAR
      TWO.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)


                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      ------------------------------------   ------------------------------------
  END OF     ACCUMULATED                     CASH                                   CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   --------------   ----------   -----------   ---------   ----------   -----------   ---------
      1           3,413          2,173           0***     250,000       2,173           0***     250,000
      2           6,996          4,698       1,698***     250,000       4,698       1,698***     250,000
      3          10,758          7,420       4,420        250,000       7,420       4,420        250,000
      4          14,708         10,354       7,354        250,000      10,354       7,354        250,000
      5          18,856         13,600      10,600        250,000      13,517      10,517        250,000
      6          23,212         17,105      14,378        250,000      16,925      14,198        250,000
      7          27,785         20,915      18,461        250,000      20,953      18,138        250,000
      8          32,586         25,056      22,874        250,000      24,536      22,354        250,000
      9          37,628         29,555      27,646        250,000      28,771      26,862        250,000
     10          42,922         34,448      32,811        250,000      33,320      31,683        250,000
     11          48,481         40,192      38,828        250,000      38,356      36,992        250,000
     12          54,317         46,602      45,511        250,000      43,795      42,704        250,000
     13          60,446         53,630      52,812        250,000      49,681      48,863        250,000
     14          66,880         61,343      60,797        250,000      56,060      55,514        250,000
     15          73,637         69,816      69,543        250,000      62,978      62,706        250,000
     16          80,731         79,138      79,138        250,000      70,493      70,493        250,000
     17          88,180         89,413      89,413        250,000      78,670      78,670        250,000
     18          96,002        100,753     100,753        250,000      87,580      87,580        250,000
     19         104,214        113,294     113,294        250,000      97,308      97,308        250,000
     20         112,838        127,202     127,202        250,000     107,966     107,966        250,000
     25         162,869        226,451     226,451        262,684     181,362     181,362        250,000
     35         308,218        681,261     681,261        715,324     531,828     531,828        558,419



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $13 IN YEAR ONE AND $2,031 IN YEAR
      TWO.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)


                                      CURRENT CHARGES*                   GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   ----------------------------------
  END OF     ACCUMULATED                    CASH                                 CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
   YEAR        PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
  -------   --------------   ---------   ----------   ---------   ---------   ----------   ---------
      1           3,413         1,872          0***     251,872      1,872          0***     251,872
      2           6,996         3,824        824***     253,824      3,824        824***     253,824
      3          10,758         5,674      2,674        255,674      5,674      2,674        255,674
      4          14,708         7,414      4,414        257,414      7,414      4,414        257,414
      5          18,856         9,120      6,120        259,120      9,038      6,038        259,038
      6          23,212        10,707      7,979        260,707     10,537      7,809        260,537
      7          27,785        12,189      9,734        262,189     11,896      9,442        261,896
      8          32,586        13,557     11,375        263,557     13,101     10,920        263,101
      9          37,628        14,802     12,893        264,802     14,135     12,226        264,135
     10          42,922        15,916     14,279        265,916     14,982     13,346        264,982
     11          48,481        17,176     15,812        267,176     15,705     14,342        265,705
     12          54,317        18,414     17,323        268,414     16,211     15,120        266,211
     13          60,446        19,480     18,661        269,480     16,490     15,672        266,490
     14          66,880        20,355     19,810        270,355     16,520     15,974        266,520
     15          73,637        21,020     20,748        271,020     16,273     16,000        266,273
     16          80,731        21,454     21,454        271,454     15,721     15,721        265,721
     17          88,180        21,634     21,634        271,634     14,833     14,833        264,833
     18          96,002        21,523     21,523        271,523     13,560     13,560        263,560
     19         104,214        21,085     21,085        271,085     11,856     11,856        261,856
     20         112,838        20,290     20,290        270,290      9,675      9,675        259,675
     25         162,869        11,274     11,274        261,274         --         --             --
     35         308,218            --         --             --         --         --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $0 IN YEAR ONE AND $824 IN YEAR TWO.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM


     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)


                                      CURRENT CHARGES*                   GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   ----------------------------------
  END OF     ACCUMULATED                    CASH                                 CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
   YEAR        PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
  -------   --------------   ---------   ----------   ---------   ---------   ----------   ---------
      1           3,413         2,017          0        252,017      2,017          0***     252,017
      2           6,996         4,237      1,237***     254,237      4,237      1,237***     254,237
      3          10,758         6,479      3,479        256,479      6,479      3,479        256,479
      4          14,708         8,736      5,736        258,736      8,736      5,736        258,736
      5          18,856        11,087      8,087        261,087     11,002      8,002        261,002
      6          23,212        13,444     10,717        263,444     13,264     10,537        263,264
      7          27,785        15,824     13,369        265,824     15,506     13,052        265,506
      8          32,586        18,215     16,033        268,215     17,710     15,528        267,710
      9          37,628        20,606     18,697        270,606     19,854     17,945        269,854
     10          42,922        22,988     21,352        272,988     21,916     20,280        271,916
     11          48,481        25,690     24,326        275,690     23,980     22,616        273,980
     12          54,317        28,518     27,427        278,518     25,926     24,835        275,926
     13          60,446        31,321     30,503        281,321     27,737     26,919        277,737
     14          66,880        34,080     33,535        284,080     29,380     28,835        279,380
     15          73,637        36,770     36,497        286,770     30,817     30,545        280,817
     16          80,731        39,363     39,363        289,363     32,005     32,005        282,005
     17          88,180        41,828     41,828        291,828     32,895     32,895        282,895
     18          96,002        44,119     44,119        294,119     33,421     33,421        283,421
     19         104,214        46,188     46,188        296,188     33,509     33,509        283,509
     20         112,838        47,986     47,986        297,986     33,088     33,088        283,088
     25         162,869        52,781     52,781        302,781     20,679     20,679        270,679
     35         308,218            --         --             --         --         --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $0 IN YEAR ONE AND $1,237 IN YEAR
      TWO.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)


                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      ------------------------------------   ------------------------------------
  END OF     ACCUMULATED                     CASH                                   CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   --------------   ----------   -----------   ---------   ----------   -----------   ---------
      1           3,413          2,163           0***     252,163       2,163           0***     252,163
      2           6,996          4,668       1,668***     254,668       4,668       1,668***     254,668
      3          10,758          7,354       4,354        257,354       7,354       4,354        257,354
      4          14,708         10,233       7,233        260,233      10,233       7,233        260,233
      5          18,856         13,404      10,404        263,404      13,316      10,316        263,316
      6          23,212         16,804      14,076        266,804      16,613      13,885        266,613
      7          27,785         20,472      18,017        270,472      20,128      17,673        270,128
      8          32,586         24,425      22,243        274,425      23,866      21,685        273,866
      9          37,628         28,679      26,770        278,679      27,831      25,922        277,831
     10          42,922         33,258      31,621        283,258      32,026      30,390        282,026
     11          48,481         38,601      37,237        288,601      36,600      35,236        286,600
     12          54,317         44,523      43,432        294,523      41,442      40,351        291,442
     13          60,446         50,925      50,107        300,925      46,570      45,752        296,570
     14          66,880         57,842      57,297        307,842      51,987      51,441        301,987
     15          73,637         65,307      65,034        315,307      57,692      57,420        307,692
     16          80,731         73,355      73,355        323,355      63,683      63,683        313,683
     17          88,180         82,024      82,024        332,024      69,952      69,952        319,952
     18          96,002         91,340      91,340        341,340      76,475      76,475        326,475
     19         104,214        101,336     101,336        351,336      83,222      83,222        333,222
     20         112,838        112,046     112,046        362,046      90,166      90,166        340,166
     25         162,869        179,944     179,944        429,944     126,697     126,697        376,697
     35         308,218        396,129     396,129        646,129     163,484     163,484        413,484



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $3 IN YEAR ONE AND $1,668 IN YEAR
      TWO.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)


                                      CURRENT CHARGES*                   GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   ----------------------------------
  END OF     ACCUMULATED                    CASH                                 CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
   YEAR        PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
  -------   --------------   ---------   ----------   ---------   ---------   ----------   ---------
      1           3,413         1,869          0***     253,250      1,869          0***     253,250
      2           6,996         3,814        814***     256,500      3,814        814***     256,500
      3          10,758         5,650      2,650        259,750      5,650      2,650        259,750
      4          14,708         7,369      4,369        263,000      7,369      4,369        263,000
      5          18,856         9,048      6,048        266,250      8,964      5,964        266,250
      6          23,212        10,597      7,870        269,500     10,422      7,695        269,500
      7          27,785        12,031      9,577        272,750     11,727      9,273        272,750
      8          32,586        13,339     11,157        276,000     12,861     10,680        276,000
      9          37,628        14,507     12,598        279,250     13,802     11,893        279,250
     10          42,922        15,525     13,889        282,500     14,531     12,895        282,500
     11          48,481        16,671     15,307        285,750     15,102     13,738        285,750
     12          54,317        17,782     16,691        289,000     15,416     14,325        289,000
     13          60,446        18,692     17,874        292,250     15,456     14,638        292,250
     14          66,880        19,378     18,832        295,500     15,188     14,642        295,500
     15          73,637        19,812     19,539        298,750     14,572     14,299        298,750
     16          80,731        19,964     19,964        302,000     13,562     13,562        302,000
     17          88,180        19,799     19,799        305,250     12,106     12,106        305,250
     18          96,002        19,265     19,265        308,500     10,128     10,128        308,500
     19         104,214        18,308     18,308        311,750      7,547      7,547        311,750
     20         112,838        16,873     16,873        315,000      4,275      4,275        315,000
     25         162,869         2,178      2,178        331,250         --         --             --
     35         308,218            --         --             --         --         --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $0 IN YEAR ONE AND $1,147 IN YEAR
      TWO.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM


     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)


                                      CURRENT CHARGES*                   GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   ----------------------------------
  END OF     ACCUMULATED                    CASH                                 CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
   YEAR        PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
  -------   --------------   ---------   ----------   ---------   ---------   ----------   ---------
      1           3,413         2,015          0***     253,250      2,015          0***     253,250
      2           6,996         4,228      1,228***     256,500      4,228      1,228***     256,500
      3          10,758         6,458      3,458        259,750      6,458      3,458        259,750
      4          14,708         8,697      5,697        263,000      8,697      5,697        263,000
      5          18,856        11,024      8,024        266,250     10,938      7,938        266,250
      6          23,212        13,351     10,623        269,500     13,166     10,438        269,500
      7          27,785        15,691     13,237        272,750     15,364     12,910        272,750
      8          32,586        18,034     15,852        276,000     17,511     15,330        276,000
      9          37,628        20,366     18,457        279,250     19,583     17,674        279,250
     10          42,922        22,676     21,040        282,500     21,555     19,918        282,500
     11          48,481        25,293     23,930        285,750     23,503     22,139        285,750
     12          54,317        28,028     26,937        289,000     25,305     24,214        289,000
     13          60,446        30,723     29,905        292,250     26,938     26,120        292,250
     14          66,880        33,355     32,809        295,500     28,361     27,816        295,500
     15          73,637        35,895     35,622        298,750     29,525     29,252        298,750
     16          80,731        38,311     38,311        302,000     30,373     30,373        302,000
     17          88,180        40,567     40,567        305,250     30,840     30,840        305,250
     18          96,002        42,608     42,608        308,500     30,833     30,833        308,500
     19         104,214        44,376     44,376        311,750     30,252     30,252        311,750
     20         112,838        45,808     45,808        315,000     28,983     28,983        315,000
     25         162,869        47,286     47,286        331,250      7,380      7,380        331,250
     35         308,218            --         --             --         --         --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $0 IN YEAR ONE AND $1,561 IN YEAR
      TWO.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)


                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      ------------------------------------   ------------------------------------
  END OF     ACCUMULATED                     CASH                                   CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   --------------   ----------   -----------   ---------   ----------   -----------   ---------
      1           3,413          2,161           0***     253,250       2,161           0***     253,250
      2           6,996          4,660       1,660***     256,500       4,660       1,660***     256,500
      3          10,758          7,336       4,336        259,750       7,336       4,336        259,750
      4          14,708         10,200       7,200        263,000      10,200       7,200        263,000
      5          18,856         13,354      10,354        266,250      13,265      10,265        266,250
      6          23,212         16,734      14,007        269,500      16,540      13,812        269,500
      7          27,785         20,380      17,926        272,750      20,030      17,575        272,750
      8          32,586         24,311      22,130        276,000      23,742      21,560        276,000
      9          37,628         28,546      26,637        279,250      27,678      25,769        279,250
     10          42,922         33,109      31,472        282,500      31,848      30,211        282,500
     11          48,481         38,445      37,082        285,750      36,400      35,037        285,750
     12          54,317         44,377      43,286        289,000      41,234      40,143        289,000
     13          60,446         50,815      49,997        292,250      46,370      45,552        292,250
     14          66,880         57,806      57,261        295,500      51,824      51,278        295,500
     15          73,637         65,399      65,126        298,750      57,605      57,332        298,750
     16          80,731         73,650      73,650        302,000      63,727      63,727        302,000
     17          88,180         82,624      82,624        305,250      70,204      70,204        305,250
     18          96,002         92,386      92,386        308,500      77,036      77,036        308,500
     19         104,214        103,015     103,015        311,750      84,229      84,229        311,750
     20         112,838        114,607     114,607        315,000      91,796      91,796        315,000
     25         162,869        193,638     193,638        331,250     136,356     136,356        331,250
     35         308,218        570,676     570,676        599,209     290,693     290,693        363,750



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH SURRENDER VALUES SHOWN. THE REFUND
      PLUS THE CASH SURRENDER VALUE WOULD BE $1 IN YEAR ONE AND $1,993 IN YEAR
      TWO.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

42                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Board of Directors of
ITT Hartford Life and Annuity Insurance Company:



We have audited the accompanying statutory-basis balance sheets of ITT Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1996 and 1995, and the related statutory-basis statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory-basis financial statements. When statutory-basis financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1. In our opinion, because the differences in accounting practices as described in Note 1 are material, the statutory-basis financial statements referred to above do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996.



However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with statutory accounting practices as described in Note 1.



As discussed in Note 1 of notes to statutory financial statements, during 1994, the Company changed its valuation method in determining aggregate reserves for future benefits.



                                         ARTHUR ANDERSEN LLP



Hartford, Connecticut
February 10, 1997

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               43
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                      STATUTORY BASIS STATEMENTS OF INCOME


                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            ----------------------------------
                                               1996        1995        1994
                                            ----------  ----------  ----------
                                                          ($000)
 Revenues
   Premiums and Annuity Considerations....  $  250,244  $  165,792  $  442,173
   Annuity and Other Fund Deposits........   1,897,347   1,087,661     608,685
   Net Investment Income..................      98,441      78,787      29,012
   Commissions and Expense Allowances on
    Reinsurance Ceded.....................     370,637     183,380     154,527
   Reserve Adjustment on Reinsurance
    Ceded.................................   3,864,395   1,879,785   1,266,926
   Other Revenues.........................     161,906     140,796      41,857
                                            ----------  ----------  ----------
     Total Revenues.......................   6,642,970   3,536,201   2,543,180
                                            ----------  ----------  ----------
 Benefits and Expenses
   Death and Annuity Benefits.............      60,111      53,029       7,948
   Surrenders and Other Benefit
    Payments..............................     276,720     221,392     181,749
   Commissions and Other Expenses.........     491,720     236,202     186,303
   Increase in Reserves for Future
    Benefits..............................      27,351      94,253     416,748
   Increase in Liability for Premium and
    Other Deposit Funds...................     207,156     460,124     182,934
   Net Transfers to Separate Accounts.....   5,492,964   2,414,669   1,541,419
                                            ----------  ----------  ----------
     Total Benefits and Expenses..........   6,556,022   3,479,669   2,517,101
                                            ----------  ----------  ----------
 Net Gain from Operations Before Federal
  Income Tax Expense......................      86,948      56,532      26,079
   Federal Income Tax Expense.............      19,360      14,048      24,038
                                            ----------  ----------  ----------
 Net Gain from Operations.................      67,588      42,484       2,041
   Net Realized Capital Gains (Losses)....         407         374          (2)
                                            ----------  ----------  ----------
 Net Income...............................  $   67,995  $   42,858  $    2,039
                                            ----------  ----------  ----------
                                            ----------  ----------  ----------



   The accompanying notes are an integral part of these financial statements.

44                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                         STATUTORY BASIS BALANCE SHEETS


                                                       AS OF DECEMBER 31,
                                                     -----------------------
                                                        1996         1995
                                                     -----------  ----------
                                                             ($000)
 Assets
   Bonds...........................................  $ 1,268,480  $1,226,489
   Common Stocks...................................       44,996      39,776
   Policy Loans....................................       28,853      22,521
   Cash and Short-Term Investments.................      176,830     173,304
   Other Invested Assets...........................        2,858      13,432
                                                     -----------  ----------
     Total Cash and Invested Assets................    1,522,017   1,475,522
                                                     -----------  ----------
   Investment Income Due and Accrued...............       14,555      18,021
   Premium Balances Receivable.....................          373         402
   Receivables from Affiliates.....................          257       8,182
   Other Assets....................................       19,099      25,907
   Separate Account Assets.........................   14,619,324   7,324,910
                                                     -----------  ----------
     Total Assets..................................  $16,175,625  $8,852,944
                                                     -----------  ----------
                                                     -----------  ----------
 Liabilities
   Aggregate Reserves for Future Benefits..........  $   571,970  $  542,082
   Policy and Contract Claims......................        6,806       8,223
   Liability for Premium and Other Deposit Funds...    1,155,143     948,361
   Asset Valuation Reserve.........................        7,442       8,010
   Payable to Affiliates...........................       10,022       3,682
   Other Liabilities...............................     (498,195)   (220,658)
   Separate Account Liabilities....................   14,619,324   7,324,910
                                                     -----------  ----------
     Total Liabilities.............................   15,872,512   8,614,610
                                                     -----------  ----------
 Capital and Surplus
   Common Stock....................................        2,500       2,500
   Gross Paid-In and Contributed Surplus...........      226,043     226,043
   Unassigned Funds................................       74,570       9,791
                                                     -----------  ----------
     Total Capital and Surplus.....................      303,113     238,334
                                                     -----------  ----------
   Total Liabilities and Capital and Surplus.......  $16,175,625  $8,852,944
                                                     -----------  ----------
                                                     -----------  ----------



   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

          STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS


                                             FOR THE YEARS ENDED DECEMBER 31,
                                            ----------------------------------
                                              1996         1995         1994
                                            ---------    ---------    --------
                                                          ($000)
 Capital and Surplus -- Beginning of
  Year...................................   $ 238,334    $  91,285    $ 88,693
                                            ---------    ---------    --------
   Net Income............................      67,995       42,858       2,039
   Change in Net Unrealized Capital
    (Losses) Gains on Common Stocks......      (5,171)       1,709        (133)
   Change in Asset Valuation Reserve.....         568       (5,588)     (1,356)
   Change in Non-Admitted Assets.........       1,387       (1,944)     (8,599)
   Change in Reserve (Valuation Basis)...          --           --      10,659
   Aggregate Write-ins for Surplus.......          --        8,080         (18)
   Dividends to Shareholder..............          --      (10,000)         --
   Paid-In Surplus.......................          --      111,934          --
                                            ---------    ---------    --------
     Change in Capital and Surplus.......      64,779      147,049       2,592
                                            ---------    ---------    --------
 Capital and Surplus -- End of Year......   $ 303,113    $ 238,334    $ 91,285
                                            ---------    ---------    --------
                                            ---------    ---------    --------



   The accompanying notes are an integral part of these financial statements.

46                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS


                                                FOR THE YEARS ENDED DECEMBER 31,
                                            -----------------------------------------
                                               1996           1995           1994
                                            -----------    -----------    -----------
                                                             ($000)
 Operations
   Premiums, Annuity Considerations and
    Other Fund Deposits..................   $ 2,147,627    $ 1,253,511    $ 1,050,493
   Net Investment Income.................       106,178         78,328         24,519
   Other Revenues........................     4,396,892      2,253,466      1,515,700
                                            -----------    -----------    -----------
     Total Revenues......................     6,650,697      3,585,305      2,590,712
                                            -----------    -----------    -----------
   Benefits Paid.........................       338,998        277,965        181,205
   Federal Income Taxes Paid on
    Operations...........................        28,857        208,423         20,634
   Other Expenses........................     6,254,139      2,664,385      1,832,905
                                            -----------    -----------    -----------
     Total Benefits and Expenses.........     6,621,994      3,150,773      2,034,744
                                            -----------    -----------    -----------
     Net Cash from Operations............        28,703        434,532        555,968
                                            -----------    -----------    -----------
 Proceeds from Investments
   Bonds.................................       871,019        287,941         87,747
   Common Stocks.........................        72,100             52             --
   Other.................................            10             28             40
                                            -----------    -----------    -----------
     Total Investment Proceeds...........       943,129        288,021         87,787
                                            -----------    -----------    -----------
 Taxes (Paid) Received on Capital (Gains)
  Losses.................................          (936)          (226)            96
 Paid-In Surplus.........................            --        111,934             --
 Other Cash Provided.....................        41,998         28,199         30,554
                                            -----------    -----------    -----------
     Total Proceeds......................     1,012,894        862,460        674,405
                                            -----------    -----------    -----------
 Cost of Investments Acquired
   Bonds.................................       914,523        720,521        595,181
   Common Stocks.........................        82,495         35,794            808
   Miscellaneous Applications............           130          2,146          2,523
                                            -----------    -----------    -----------
     Total Investments Acquired..........       997,148        758,461        598,512
                                            -----------    -----------    -----------
 Other Cash Applied
   Dividends Paid to Shareholders........            --         10,000             --
   Other.................................        12,220          5,007         24,813
                                            -----------    -----------    -----------
     Total Other Cash Applied............        12,220         15,007         24,813
                                            -----------    -----------    -----------
       Total Applications................     1,009,368        773,468        623,325
                                            -----------    -----------    -----------
 Net Change in Cash and Short-Term
  Investments............................         3,526         88,992         51,080
 Cash and Short-Term Investments,
  Beginning of Year......................       173,304         84,312         33,232
                                            -----------    -----------    -----------
 Cash and Short-Term Investments, End of
  Year...................................   $   176,830    $   173,304    $    84,312
                                            -----------    -----------    -----------
                                            -----------    -----------    -----------



   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)


---------------------------------------------------

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


ORGANIZATION



    ITT Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Life Insurance Corporation, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("Hartford Life"), which is ultimately owned by ITT Hartford Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, The Hartford announced its plans to sell up to 20% of Hartford Life to the public. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.



    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.



BASIS OF PRESENTATION



    The accompanying ILA statutory-basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.



    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.



    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:



    (1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy;



    (2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, generally, for universal life policies and investment products, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;



    (3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;



    (4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;



    (5) excluding certain GAAP assets designated as non-admitted assets (e.g., past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;



    (6) establishing accruals for post-retirement and post-employment health care benefits on an option basis, using a twenty year phase-in approach, whereas GAAP liabilities are required to be recorded;



    (7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and

48                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    realized gains and losses are recognized in the period the asset is sold;



    (8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;



    (9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's fixed maturities were classified on a GAAP basis as "available-for- sale" and accordingly, those investments were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital
    (loss)/ gain on investments, net of tax". For statutory reporting purposes, Net Unrealized Capital Losses (Gains) on Common Stocks represent unrealized losses (gains) on common stock reported at fair value; and



    (10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.



    As of and for the years ended December 31, 1996, 1995 and 1994, the significant differences between statutory and GAAP basis net income and capital and surplus for the Company are summarized as follows:



                                    1996         1995         1994
                                 -----------  -----------  -----------
GAAP Net Income................  $    41,202  $    38,821  $    23,295
Amortization and deferral of
 policy acquisition costs......     (341,572)    (174,341)    (117,863)
Change in unearned revenue
 reserve.......................       55,504       32,300       24,494
Deferred taxes.................        2,090        2,801       (9,267)
Separate accounts..............      306,978      146,635       75,941
Other, net.....................        3,793       (3,358)       5,439
                                 -----------  -----------  -----------
Statutory Net Income...........  $    67,995  $    42,858  $     2,039
                                 -----------  -----------  -----------
                                 -----------  -----------  -----------



                                    1996         1995         1994
                                 -----------  -----------  -----------
GAAP Capital and Surplus.......  $   503,887  $   455,541  $   199,785
Deferred policy acquisition
 costs.........................     (938,114)    (596,542)    (422,201)
Unearned revenue reserve.......      130,148       74,644       42,344
Deferred taxes.................       12,823        1,493       13,257
Separate accounts..............      640,101      333,123      186,488
Asset valuation reserve........       (7,442)      (8,010)      (2,422)
Unrealized gain (loss) on
 bonds.........................        5,112       (1,696)      21,918
Adjustment relating to Lyndon
 contribution (see Note 3).....      (41,277)     (41,277)          --
Other, net.....................       (2,125)      21,058       52,116
                                 -----------  -----------  -----------
Statutory Capital and
 Surplus.......................  $   303,113  $   238,334  $    91,285
                                 -----------  -----------  -----------
                                 -----------  -----------  -----------



AGGREGATE RESERVES AND LIABILITIES FOR PREMIUM AND OTHER DEPOSIT FUNDS



    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 5%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.



    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the Statutory Basis Statements of Income.



    During 1994, the Company changed the valuation method on aggregate reserves for future benefits resulting in a $10.7 million increase in surplus. The new valuation method is in accordance with presently accepted actuarial standards.



INVESTMENTS



    Investments in bonds are carried at amortized cost. Bonds which are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO")are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Common stocks are carried at market value with the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               49
--------------------------------------------------------------------------------


    Changes in net unrealized capital (losses)/gains on common stocks are reported as (reductions)/additions of surplus. The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve decreased by $568 in 1996 and increased by $5,588 and $1,356 in 1995 and 1994, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the remaining life of the mortgage loan or bond sold. Realized capital gains and losses, net of taxes not included in IMR are reported in the Statutory Basis Statements of Income. Realized investment gains and losses are determined on a specific identification basis. The amount of net capital gains reclassified from the IMR was $1,413 and $39 in 1996 and 1995, respectively, and the amount of net capital losses was $67 in 1994. The amount of income amortized was $392, $256 and $114 in 1996, 1995 and 1994, respectively.



OTHER LIABILITIES



    The amount reflected in other liabilities includes a receivable from the separate accounts of $640 million and $333 million as of December 31, 1996 and 1995, respectively. The balances are classified in accordance with NAIC accounting practices.



---------------------------------------------------

 2. INVESTMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME



                              1996       1995       1994
                            ---------  ---------  ---------
Interest income from
 bonds....................  $  89,940  $  76,100  $  28,335
Interest income from
 policy loans.............      1,846      1,504        454
Interest and dividends
 from other investments...      7,864      2,288      1,069
                            ---------  ---------  ---------
Gross investment income...     99,650     79,892     29,858
Less: investment
 expenses.................      1,209      1,105        846
                            ---------  ---------  ---------
Net investment income.....  $  98,441  $  78,787  $  29,012
                            ---------  ---------  ---------
                            ---------  ---------  ---------



(B) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS



                                  1996       1995       1994
                                ---------  ---------  ---------
Gross unrealized capital gains
 at end of year...............  $     713  $   1,724  $      75
Gross unrealized capital
 losses at end of year........     (4,160)        --        (60)
                                ---------  ---------  ---------
Net unrealized capital
 (losses) gains...............     (3,447)     1,724         15
Balance at beginning of
 year.........................      1,724         15        148
                                ---------  ---------  ---------
Change in net unrealized
 capital (losses) gains on
 common stocks................  $  (5,171) $   1,709  $    (133)
                                ---------  ---------  ---------
                                ---------  ---------  ---------



(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS



                            1996        1995        1994
                         ----------  ----------  ----------
Gross unrealized
 capital gains at end
 of year...............  $   11,821  $   22,251  $      986
Gross unrealized
 capital losses at end
 of year...............      (3,842)     (1,374)    (34,718)
                         ----------  ----------  ----------
Net unrealized capital
 gains (losses) after
 tax...................       7,979      20,877     (33,732)
Balance at beginning of
 year..................      20,877     (33,732)      5,232
                         ----------  ----------  ----------
Change in net
 unrealized capital
 (losses) gains on
 bonds and short-term
 investments...........  $  (12,898) $   54,609  $  (38,964)
                         ----------  ----------  ----------
                         ----------  ----------  ----------



(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)



                                    1996       1995       1994
                                  ---------  ---------  ---------
Bonds and short-term
 investments....................  $   2,756  $     156  $    (101)
Common stocks...................          0         52          0
Real estate and other...........          0          0         34
                                  ---------  ---------  ---------
Realized capital gains
 (losses).......................      2,756        208        (67)
Capital gains taxes (benefit)...        936       (205)         2
                                  ---------  ---------  ---------
Net realized capital gains
 (losses) after tax.............      1,820        413        (69)
Less: IMR capital gains
 (losses).......................      1,413         39        (67)
                                  ---------  ---------  ---------
Net realized capital gains
 (losses).......................  $     407  $     374  $      (2)
                                  ---------  ---------  ---------
                                  ---------  ---------  ---------

50                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


(E) OFF-BALANCE SHEET INVESTMENTS



    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1996 and 1995.



(F) CONCENTRATION OF CREDIT RISK



    Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.



(G) BONDS, SHORT-TERM AND COMMON STOCK INVESTMENTS



                                                                                       AS OF DECEMBER 31, 1996
                                                                           ------------------------------------------------
                                                                                           GROSS UNREALIZED
                                                                            AMORTIZED    --------------------      FAIR
                                                                               COST        GAINS     LOSSES       VALUE
                                                                           ------------  ---------  ---------  ------------
U.S. government and government agencies and authorities:
  (Guaranteed and sponsored).............................................  $     58,761  $       6  $    (195) $     58,572
  (Guaranteed and sponsored) -- asset-backed.............................        78,237      1,477       (609)       79,105
States, municipalities and political subdivisions........................        25,958        163         (2)       26,119
International governments................................................         7,447        205         --         7,652
Public utilities.........................................................        70,116        396       (424)       70,088
All other corporate......................................................       410,530      6,357     (1,355)      415,532
All other corporate -- asset-backed......................................       485,953      2,654     (1,081)      487,526
Short-term investments...................................................       148,094         --        (66)      148,028
Certificates of deposit..................................................        83,378        563       (110)       83,831
Parents, subsidiaries and affiliates.....................................        48,100         --         --        48,100
                                                                           ------------  ---------  ---------  ------------
  Total bonds and short-term investments.................................  $  1,416,574  $  11,821  $  (3,842) $  1,424,553
                                                                           ------------  ---------  ---------  ------------
                                                                           ------------  ---------  ---------  ------------
Common stock -- unaffiliated.............................................  $     13,064  $     713  $       0  $     13,777
Common stock -- affiliated...............................................        35,379          0      4,160        31,219
                                                                           ------------  ---------  ---------  ------------
Total common stocks......................................................  $     48,443  $     713  $   4,160  $     44,996
                                                                           ------------  ---------  ---------  ------------
                                                                           ------------  ---------  ---------  ------------



                                                                                       AS OF DECEMBER 31, 1995
                                                                         ----------------------------------------------------
                                                                                           GROSS UNREALIZED
                                                                          AMORTIZED    ------------------------      FAIR
                                                                             COST         GAINS       LOSSES        VALUE
                                                                         ------------  -----------  -----------  ------------
U.S. government and government agencies and authorities:
  (Guaranteed and sponsored)...........................................  $     44,268   $      14    $    (248)  $     44,034
  (Guaranteed and sponsored) -- asset-backed...........................       176,160       4,644         (682)       180,122
States, municipalities and political subdivisions......................        16,948          38           (6)        16,980
International governments..............................................         5,402         441           --          5,843
Public utilities.......................................................       108,083       1,652          (90)       109,645
All other corporate....................................................       374,058       8,145         (248)       381,955
All other corporate -- asset-backed....................................       410,197       5,841          (89)       415,949
Short-term investments.................................................       139,011          18           --        139,029
Certificates of deposit................................................        91,373       1,458          (11)        92,820
                                                                         ------------  -----------  -----------  ------------
  Total bonds and short-term investments...............................  $  1,365,500   $  22,251    $  (1,374)  $  1,386,377
                                                                         ------------  -----------  -----------  ------------
                                                                         ------------  -----------  -----------  ------------
Common stock -- unaffiliated...........................................  $      2,668   $     555    $      --   $      3,223
Common stock -- affiliated.............................................        35,384       1,169           --         36,553
                                                                         ------------  -----------  -----------  ------------
  Total common stocks..................................................  $     38,052   $   1,724    $      --   $     39,776
                                                                         ------------  -----------  -----------  ------------
                                                                         ------------  -----------  -----------  ------------



    The amortized cost and estimated market value of bonds and short-term investments at December 31, 1996 by management's anticipated maturity are shown below. Asset-backed securities are distributed to maturity year based on ILA's estimate of the rate of future prepayments of principal

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               51
--------------------------------------------------------------------------------


over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting borrowers' rights to call or prepay their obligations.



                                               ESTIMATED
                                 AMORTIZED        FAIR
           MATURITY                 COST         VALUE
------------------------------  ------------  ------------
Due in one year or less.......  $    478,095  $    478,852
Due after one year through
 five years...................       622,805       623,105
Due after five years through
 ten years....................       259,479       265,681
Due after ten years...........        56,195        56,915
                                ------------  ------------
  Total.......................  $  1,416,574  $  1,424,553



    Proceeds from sales of investments in bonds and short-term investments during 1996, 1995 and 1994 were $668,078, $313,961 and $117,912, respectively, resulting in gross realized gains of $3,675, $1,419 and $518, respectively, and gross realized losses of $919, $1,263 and $619, respectively, before transfers to IMR. The Company had realized gains of $52 during 1995 from a capital gain distribution.



(H) FAIR VALUE OF FINANCIAL INSTRUMENTS
   BALANCE SHEET ITEMS (IN MILLIONS):



                                  1996                    1995
                         ----------------------  ----------------------
                          CARRYING      FAIR      CARRYING      FAIR
                           AMOUNT       VALUE      AMOUNT       VALUE
                         -----------  ---------  -----------  ---------
Assets
  Bonds and short-term
   investments.........   $   1,417   $   1,425   $   1,366   $   1,386
  Common stocks........          45          45          40          40
  Policy loans.........          29          29          23          23
  Other invested
   assets..............           3           3          13          13
Liabilities
  Liabilities on
   investment
   contracts...........   $   1,245   $   1,191   $   1,031   $     981



    The carrying amounts for policy loans approximates fair value. The liabilities are determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.



---------------------------------------------------

 3. RELATED PARTY TRANSACTIONS


    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, service fees, capital contributions and payments of dividends.



    On June 30, 1995, the assets of Lyndon Insurance Company were contributed to ILA. As a result, ILA received approximately $365 million in bonds and short-term investments, common stocks and cash, $28 million in policy reserves, $187 million of current tax liability, $26 million in IMR, $8 million in AVR (offset by an aggregate write-in to surplus), and $4 million of other liabilities. The assets in excess of liabilities of $112 million were recorded as an increase to paid-in surplus.



    For additional information, see Note 5.



---------------------------------------------------

 4. FEDERAL INCOME TAXES


    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate federal, state and local income tax returns.



    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. Federal income taxes paid by the Company were $29,792, $215,921 and $20,538 in 1996, 1995 and 1994, respectively. The effective tax rate was 22%, 25% and 92% in 1996, 1995 and 1994, respectively. The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax expense (in millions).



                                                     1996       1995        1994
                                                   ---------  ---------     -----
Tax provision at U.S. Federal statutory rate.....  $      30  $      20   $       9
Tax deferred acquisition costs...................         27          8           8
Statutory to tax reserve differences.............         --          3           5
Unrealized (gain)/loss on separate accounts......        (21)       (13)          2
Investments and other............................        (17)        (4)         --
                                                   ---------  ---------         ---
Federal income tax expense.......................  $      19  $      14   $      24
                                                   ---------  ---------         ---
                                                   ---------  ---------         ---



---------------------------------------------------

 5. CAPITAL AND SURPLUS AND SHAREHOLDER
   DIVIDEND RESTRICTIONS


    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is subject to restrictions relating to statutory surplus. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1996 or 1994. ILA paid dividends of $10 million to its parent, HLIC, in 1995. As a result of the Distribution by ITT, the assets of ITT Lyndon Insurance

52                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


Company (Lyndon) were contributed to ILA in June 1995. Substantially all the business was removed from Lyndon prior to the contribution. The amount of assets which exceeded liabilities at the contribution date ($112 million) was included in paid-in surplus.



---------------------------------------------------

 6. PENSION PLANS AND OTHER POST-RETIREMENT
   AND POST-EMPLOYMENT BENEFITS


    The Company's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of HLIC's group pension contracts. Pension expense was $358, $1,034, and $1,211 in 1996, 1995 and 1994, respectively. Liabilities for the plan are held by The Hartford.



    The Company also participates in The Hartford's Investment and Savings Plan, which includes a deferred compensation option under IRC section 401(k) and an ESOP allocation under IRC section 404(k). The liabilities for these plans are included in the financial statements of The Hartford. The cost to ILA was not material in 1996, 1995 and 1994.



    The Company's employees are included in The Hartford's contributory defined health care and life insurance benefit plans. These plans provide health care and life insurance benefits for retired employees. Substantially all employees may become eligible for those benefits if they reach normal or early retirement age while still working for the Company. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Amounts allocated by The Hartford for post-retirement health care and life insurance benefits expense (not including provisions for accrual of post-retirement benefit obligations) are immaterial. The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 9.3% for 1996, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated post-retirement benefit obligation and the annual expense. The cost to ILA was not material in 1996, 1995 and 1994.



    Post-employment benefits are primarily comprised of obligations to provide medical and life insurance to employees on long-term disability. Post-employment benefit expense was not material in 1996, 1995 and 1994.



---------------------------------------------------

 7. REINSURANCE


    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve ILA of its primary liability. ILA also assumes insurance from other insurers.



    Life insurance net retained premiums were comprised of the following:



                                       1996        1995        1994
                                    ----------  ----------  ----------
Direct premiums...................  $  226,612  $  159,918  $  133,180
Premiums assumed..................      33,817      13,299         960
Premiums ceded....................     (10,185)     (7,425)    308,033
                                    ----------  ----------  ----------
Premiums and annuity
 considerations...................  $  250,244  $  165,792  $  442,173
                                    ----------  ----------  ----------
                                    ----------  ----------  ----------



    The Company ceded to a third party, on a modified coinsurance basis, 80% of the variable annuity business written in 1994. The ceded business includes both general and separate account liabilities. As a result of the agreement, in December 1994, ILA transferred approximately $1,352 million in assets and liabilities. The financial impact of the cession was an increase of approximately $15 million to net income and surplus in 1994.



    In November 1994, the Company ceded, on a modified coinsurance basis, 30% of the separate account variable annuity business distributed by Paine Webber to Paine Webber Life Insurance Company ("PWLIC"). As a result of the agreement, ILA transferred approximately $24 million in assets and liabilities to PWLIC. The financial impact of the cession was an increase of approximately $765 to net income and surplus in 1994.



    In October 1994, the agreement, effective December 1990, which required ILA to coinsure 90% of all existing and new business, excluding variable annuity business, written by the Company to HLIC, was terminated. As a result of the termination, ILA received approximately $430 million in assets and liabilities from HLIC. The impact of the transaction was a decrease of approximately $15 million to net income and surplus in 1994.



    In November 1993, ILA acquired, through an assumption reinsurance transaction, substantially all of the individual fixed and variable annuity business of Hartford Life and Accident, an affiliate. As a result of this transaction, the assets and liabilities of the Company increased approximately $1 billion, substantially all of which was transferred to the separate accounts of the Company. The remaining assets and liabilities (approximately $41 million) were transferred in October 1995. The impact of these transactions on net income and surplus was not significant.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               53
--------------------------------------------------------------------------------


---------------------------------------------------

 8. SEPARATE ACCOUNTS


    The Company maintains separate account assets and liabilities totaling $14.6 billion and $7.3 billion at December 31, 1996 and 1995, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $144 million, $72 million and $42 million in 1996, 1995 and 1994, respectively, and are recorded as a component of other revenues on the Statutory Basis Statements of Income.



---------------------------------------------------

 9. COMMITMENTS AND CONTINGENCIES


    As of December 31, 1996 and 1995, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in various legal actions which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the results of operations and financial position of the Company.



    Under insurance guaranty laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,262, $1,684 and $583 in 1996, 1995 and 1994,
respectively. ILA incurred guaranteed fund expense of $548, $0 and $0 in 1996, 1995 and 1994, respectively.

                      This page intentionally left blank.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               55
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To ITT Hartford Life and Annuity Insurance Company
Separate Account Variable Life One and to the
Owners of Units of Interest Therein:



We have audited the accompanying statement of assets and liabilities of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Separate Account Variable Life One) (the Accounts) as of December 31, 1996, and the related statements of operations and changes in net assets for the period from inception, October 3, 1996, to December 31, 1996. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audit.



We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Separate Account Variable Life One) as of December 31, 1996, the results of its operations and the changes in its net assets for the period from inception, October 3, 1996, to December 31, 1996, in conformity with generally accepted accounting principles.



                                         ARTHUR ANDERSEN LLP


Hartford, Connecticut
February 14, 1997

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               56
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Variable Life One


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996



                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
ASSETS
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                            1,145
    Cost                            $1,132
    Market Value.........   $   1,144        --            --             --
  Hartford Stock Fund,
   Inc.
    Shares                             298
    Cost                            $1,173
    Market Value.........      --         $   1,234        --             --
  HVA Money Market Fund,
   Inc.
    Shares                         411,950
    Cost                          $411,950
    Market Value:              --            --         $ 411,950         --
  Hartford Advisers Fund,
   Inc.
    Shares                             486
    Cost                            $1,007
    Market Value.........      --            --            --          $    1,055
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                             692
    Cost                            $2,664
    Market Value.........      --            --            --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                             971
    Cost                            $1,014
    Market Value.........      --            --            --             --
  Hartford Index Fund,
   Inc.
    Shares                             478
    Cost                            $1,074
    Market Value.........      --            --            --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                           3,027
    Cost                            $4,190
    Market Value.........      --            --            --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                           2,863
    Cost                            $4,419
    Market Value.........      --            --            --             --
  Fidelity VIP Equity
   Income Portfolio
    Shares                              85
    Cost                            $1,730
    Market Value.........      --            --            --             --
  Fidelity VIP Overseas
   Portfolio
    Shares                              55
    Cost                            $1,000
    Market Value.........      --            --            --             --
  Fidelity VIP II Asset
   Manager Portfolio
    Shares                              62
    Cost                            $1,000
    Market Value.........      --            --            --             --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....      --            --           227,457         --
  Receivable from shares
   sold..................      --            --            --             --
                           -----------   -----------   -----------   -------------
  Total Assets...........       1,144         1,234       639,407           1,055
                           -----------   -----------   -----------   -------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....      --            --            --             --
  Payable for fund shares
   purchased                   --            --           227,391         --
                           -----------   -----------   -----------   -------------
  Total Liabilities......      --            --           227,391         --
                           -----------   -----------   -----------   -------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $   1,144     $   1,234     $ 412,016      $    1,055
                           -----------   -----------   -----------   -------------
                           -----------   -----------   -----------   -------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........         927           690       350,368             674
  Unit Price.............   $1.233518     $1.789555     $1.175949      $ 1.563874

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               57
--------------------------------------------------------------------------------

                                CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND
                           APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  -----------  ------------------  ------------
ASSETS
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                            1,145
    Cost                            $1,132
    Market Value.........        --                --              --             --                --
  Hartford Stock Fund,
   Inc.
    Shares                             298
    Cost                            $1,173
    Market Value.........        --                --              --             --                --
  HVA Money Market Fund,
   Inc.
    Shares                         411,950
    Cost                          $411,950
    Market Value:                --                --              --             --                --
  Hartford Advisers Fund,
   Inc.
    Shares                             486
    Cost                            $1,007
    Market Value.........        --                --              --             --                --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                             692
    Cost                            $2,664
    Market Value.........      $    2,710          --              --             --                --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                             971
    Cost                            $1,014
    Market Value.........        --              $    1,025        --             --                --
  Hartford Index Fund,
   Inc.
    Shares                             478
    Cost                            $1,074
    Market Value.........        --                --           $   1,139         --                --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                           3,027
    Cost                            $4,190
    Market Value.........        --                --              --            $   4,258          --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                           2,863
    Cost                            $4,419
    Market Value.........        --                --              --             --              $   4,431
  Fidelity VIP Equity
   Income Portfolio
    Shares                              85
    Cost                            $1,730
    Market Value.........        --                --              --             --                --
  Fidelity VIP Overseas
   Portfolio
    Shares                              55
    Cost                            $1,000
    Market Value.........        --                --              --             --                --
  Fidelity VIP II Asset
   Manager Portfolio
    Shares                              62
    Cost                            $1,000
    Market Value.........        --                --              --             --                --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....        --                --              --             --                --
  Receivable from shares
   sold..................        --                --              --             --                --
                           -----------------  ---------------  -----------      ----------      ------------
  Total Assets...........           2,710             1,025         1,139            4,258            4,431
                           -----------------  ---------------  -----------      ----------      ------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....        --                --              --             --                --
  Payable for fund shares
   purchased                     --                --              --             --                --
                           -----------------  ---------------  -----------      ----------      ------------
  Total Liabilities......        --                --              --             --                --
                           -----------------  ---------------  -----------      ----------      ------------
  Net Assets (variable
   annuity contract
   liabilities)..........      $    2,710        $    1,025     $   1,139        $   4,258        $   4,431
                           -----------------  ---------------  -----------      ----------      ------------
                           -----------------  ---------------  -----------      ----------      ------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........           1,552               828           650            2,846            2,924
  Unit Price.............      $ 1.745910        $ 1.237827     $1.752378        $1.496455        $1.515489

                                                    FIDELITY VIP     FIDELITY VIP II
                                FIDELITY VIP          OVERSEAS        ASSET MANAGER
                           EQUITY INCOME PORTFOLIO    PORTFOLIO         PORTFOLIO
                                 SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------------  -------------   ------------------
ASSETS
Investments:
  Hartford Bond Fund,
   Inc.

    Shares

    Cost
    Market Value.........         --                    --               --
  Hartford Stock Fund,
   Inc.

    Shares

    Cost
    Market Value.........         --                    --               --
  HVA Money Market Fund,
   Inc.

    Shares

    Cost
    Market Value:                 --                    --               --
  Hartford Advisers Fund,
   Inc.

    Shares

    Cost
    Market Value.........         --                    --               --
  Hartford Capital
   Appreciation Fund,
   Inc.

    Shares

    Cost
    Market Value.........         --                    --               --
  Hartford Mortgage
   Securities Fund, Inc.

    Shares

    Cost
    Market Value.........         --                    --               --
  Hartford Index Fund,
   Inc.

    Shares

    Cost
    Market Value.........         --                    --               --
  Hartford International
   Opportunities Fund,
   Inc.

    Shares

    Cost
    Market Value.........         --                    --               --
  Hartford Dividend and
   Growth Fund, Inc.

    Shares

    Cost
    Market Value.........         --                    --               --
  Fidelity VIP Equity
   Income Portfolio

    Shares

    Cost
    Market Value.........         $    1,784            --               --
  Fidelity VIP Overseas
   Portfolio

    Shares

    Cost
    Market Value.........         --                  $   1,044          --
  Fidelity VIP II Asset
   Manager Portfolio

    Shares

    Cost
    Market Value.........         --                    --              $   1,050
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....                 12            --               --
  Receivable from shares
   sold..................         --                    --               --
                                  ----------        -------------      ----------
  Total Assets...........              1,796              1,044             1,050
                                  ----------        -------------      ----------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....         --                    --               --
  Payable for fund shares
   purchased                              12            --               --
                                  ----------        -------------      ----------
  Total Liabilities......                 12            --               --
                                  ----------        -------------      ----------
  Net Assets (variable
   annuity contract
   liabilities)..........         $    1,784          $   1,044         $   1,050
                                  ----------        -------------      ----------
                                  ----------        -------------      ----------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........              1,302                859               832
  Unit Price.............         $ 1.370219          $1.215706         $1.261761

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               58
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE ONE


STATEMENT OF OPERATIONS
FOR THE PERIOD FROM INCEPTION, OCTOBER 3, 1996, TO DECEMBER 31, 1996



                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..............   $     17     $        3     $    137      $        7
                                 ---            ---        -----             ---
    Net investment income
     (loss)..............         17              3          137               7
                                 ---            ---        -----             ---
CAPITAL GAINS INCOME.....     --             --           --             --
                                 ---            ---        -----             ---
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --             --           --             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         12             61       --                  48
                                 ---            ---        -----             ---
    Net realized and
     unrealized gain
     (loss) on
     investments.........         12             61       --                  48
                                 ---            ---        -----             ---
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $     29     $       64     $    137      $       55
                                 ---            ---        -----             ---
                                 ---            ---        -----             ---

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               59
--------------------------------------------------------------------------------

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
INVESTMENT INCOME:
  Dividends..............     $        3           $    14        $      5          $      8          $     11
                                     ---               ---             ---               ---               ---
    Net investment income
     (loss)..............              3                14               5                 8                11
                                     ---               ---             ---               ---               ---
CAPITAL GAINS INCOME.....       --                 --               --              --                  --
                                     ---               ---             ---               ---               ---
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                 --               --              --                  --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................             46                11              65                68                12
                                     ---               ---             ---               ---               ---
    Net realized and
     unrealized gain
     (loss) on
     investments.........             46                11              65                68                12
                                     ---               ---             ---               ---               ---
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $       49           $    25        $     70          $     76          $     23
                                     ---               ---             ---               ---               ---
                                     ---               ---             ---               ---               ---

                              FIDELITY VIP      FIDELITY VIP    FIDELITY VIP II
                             EQUITY INCOME        OVERSEAS       ASSET MANAGER
                               PORTFOLIO          PORTFOLIO        PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------   -------------   ----------------
INVESTMENT INCOME:
  Dividends..............       $     --           $    --          $    --
                                     ---               ---              ---
    Net investment income
     (loss)..............       --                  --              --
                                     ---               ---              ---
CAPITAL GAINS INCOME.....       --                  --              --
                                     ---               ---              ---
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                  --              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................             54                44               50
                                     ---               ---              ---
    Net realized and
     unrealized gain
     (loss) on
     investments.........             54                44               50
                                     ---               ---              ---
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $     54           $    44          $    50
                                     ---               ---              ---
                                     ---               ---              ---

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               60
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Variable Life One


STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, OCTOBER 3, 1996, TO DECEMBER 31, 1996



                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------   -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   17        $    3       $     137       $    7
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        12            61          --               48
                           -----------   -----------   -----------      ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        29            64             137           55
                           -----------   -----------   -----------      ------
UNIT TRANSACTIONS:
  Purchases..............     1,000         1,000         436,756        1,000
  Net transfers..........       115           170         (18,268)      --
  Surrenders.............     --            --             (2,162)      --
  Cost of insurance......     --            --             (4,447)      --
                           -----------   -----------   -----------      ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,115         1,170         411,879        1,000
                           -----------   -----------   -----------      ------
  Total increase
   (decrease) in net
   assets................     1,144         1,234         412,016        1,055
NET ASSETS:
  Beginning of period....     --            --             --           --
                           -----------   -----------   -----------      ------
  End of period..........    $1,144        $1,234       $ 412,016       $1,055
                           -----------   -----------   -----------      ------
                           -----------   -----------   -----------      ------

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               61
--------------------------------------------------------------------------------

                               CAPTIAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  ------------
OPERATIONS:
  Net investment income
   (loss)................      $    3            $   14         $    5           $    8           $   11
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          46                11             65               68               12
                               ------            ------       -----------        ------           ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          49                25             70               76               23
                               ------            ------       -----------        ------           ------
UNIT TRANSACTIONS:
  Purchases..............       1,000             1,000          1,000            1,000            1,000
  Net transfers..........       1,661            --                 69            3,182            3,436
  Surrenders.............     --                 --              --             --                   (11)
  Cost of insurance......     --                 --              --             --                   (17)
                               ------            ------       -----------        ------           ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,661             1,000          1,069            4,182            4,408
                               ------            ------       -----------        ------           ------
  Total increase
   (decrease) in net
   assets................       2,710             1,025          1,139            4,258            4,431
NET ASSETS:
  Beginning of period....     --                 --              --             --                --
                               ------            ------       -----------        ------           ------
  End of period..........      $2,710            $1,025         $1,139           $4,258           $4,431
                               ------            ------       -----------        ------           ------
                               ------            ------       -----------        ------           ------

                                FIDELITY VIP            FIDELITY VIP          FIDELITY VIP II
                           EQUITY INCOME PORTFOLIO   OVERSEAS PORTFOLIO   ASSET MANAGER PORTFOLIO
                                 SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                           -----------------------   ------------------   -----------------------
OPERATIONS:
  Net investment income
   (loss)................        --$                      -$-                   --$
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................              54                      44                     50
                                   ------                  ------                 ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............              54                      44                     50
                                   ------                  ------                 ------
UNIT TRANSACTIONS:
  Purchases..............           1,000                   1,000                  1,000
  Net transfers..........             760                 --                    --
  Surrenders.............             (13)                --                    --
  Cost of insurance......             (17)                --                    --
                                   ------                  ------                 ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           1,730                   1,000                  1,000
                                   ------                  ------                 ------
  Total increase
   (decrease) in net
   assets................           1,784                 --                    --
NET ASSETS:
  Beginning of period....        --                       --                    --
                                   ------                  ------                 ------
  End of period..........          $1,784                  $1,044                 $1,050
                                   ------                  ------                 ------
                                   ------                  ------                 ------

62                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                       SEPARATE ACCOUNT VARIABLE LIFE ONE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996


---------------------------------------------------

 1. ORGANIZATION:


    Separate Account Variable Life One (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include twelve sub-accounts which invest solely in Hartford Mutual Funds and Fidelity Mutual Funds (the Funds). The other ten sub-accounts, which invest in the Putnam Variable Trust Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES:


    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:



    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.



    b) SECURITY VALUATION--The investment in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.



    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.



    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.



---------------------------------------------------

 3.ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:


    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contractholders' accounts in accordance with the terms of the contracts.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               63
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To ITT Hartford Life and Annuity Insurance Company
Putnam Capital Manager Trust Separate
Account Variable Life One and to
the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, New Opportunities Fund Sub-Account, Money Market Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One) (the Account) as of December 31, 1996, and the related statements of operations and changes in net assets for the period from inception, October 3, 1996, to December 31, 1996. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, New Opportunities Fund Sub-Account, Money Market Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One) as of December 31, 1996, the results of its operations and the changes in its net assets for the period from inception, October 3, 1996, to December 31, 1996, in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 14, 1997

64                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Putnam Capital Manager Trust Separate Account Variable Life One

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                             GLOBAL
                                              ASSET
                            DIVERSIFIED    ALLOCATION      GLOBAL
                            INCOME FUND       FUND       GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------   -----------   -----------
ASSETS:
Investments:
  Putnam VT Diversified
   Income Fund
    Shares                            91
    Cost                          $1,000
    Market Value.........    $    1,030        --            --
  Putnam VT Global Asset
   Allocation Fund
    Shares                            63
    Cost                          $1,046
    Market Value.........       --         $    1,094        --
  Putnam VT Global Growth
   Fund
    Shares                            96
    Cost                          $1,562
    Market Value.........       --             --        $    1,615
  Putnam VT Growth and
   Income Fund
    Shares                           184
    Cost                          $4,486
    Market Value.........       --             --            --
  Putnam VT High Yield
   Fund
    Shares                            79
    Cost                          $1,000
    Market Value.........       --             --            --
  Putnam VT Money Market
   Fund
    Shares                         1,012
    Cost                          $1,012
    Market Value.........       --             --            --
  Putnam VT New
   Opportunities Fund
    Shares                            58
    Cost                          $1,057
    Market Value.........       --             --            --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund
    Shares                           328
    Cost                          $4,320
    Market Value.........       --             --            --
  Putnam VT Utilities
   Growth and Income Fund
    Shares                            73
    Cost                          $1,000
    Market Value.........       --             --            --
  Putnam VT Voyager Fund
    Shares                            72
    Cost                          $2,375
    Market Value.........       --             --            --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....
                           -------------   -----------   -----------
  Total Assets...........         1,030         1,094         1,615
                           -------------   -----------   -----------
LIABILITIES:
  Payable for fund shares
   purchased.............       --             --            --
                           -------------   -----------   -----------
  Total Liabilities......       --             --            --
                           -------------   -----------   -----------
  Net Assets (variable
   annuity contract
   liabilities)..........    $    1,030    $    1,094    $    1,615
                           -------------   -----------   -----------
                           -------------   -----------   -----------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........            85            71           102
  Unit Price.............    $12.064581    $15.301933    $15.897325
GRAND TOTAL:
  Contract Liability.....    $    1,030    $    1,094    $    1,615

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               65
--------------------------------------------------------------------------------

                                                                                                            U.S.
                                                                                                         GOVERNMENT
                                                                                                          AND HIGH      UTILITIES
                            GROWTH AND        HIGH YIELD             MONEY                NEW           QUALITY BOND    GROWTH AND
                            INCOME FUND          FUND             MARKET FUND      OPPORTUNITIES FUND       FUND       INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
ASSETS:
Investments:
  Putnam VT Diversified
   Income Fund
    Shares                            91
    Cost                          $1,000
    Market Value.........      --               --                  --                   --                 --             --
  Putnam VT Global Asset
   Allocation Fund
    Shares                            63
    Cost                          $1,046
    Market Value.........      --               --                  --                   --                 --             --
  Putnam VT Global Growth
   Fund
    Shares                            96
    Cost                          $1,562
    Market Value.........      --               --                  --                   --                 --             --
  Putnam VT Growth and
   Income Fund
    Shares                           184
    Cost                          $4,486
    Market Value.........   $    4,520          --                  --                   --                 --             --
  Putnam VT High Yield
   Fund
    Shares                            79
    Cost                          $1,000
    Market Value.........      --             $    1,025            --                   --                 --             --
  Putnam VT Money Market
   Fund
    Shares                         1,012
    Cost                          $1,012
    Market Value.........      --               --                $    1,012             --                 --             --
  Putnam VT New
   Opportunities Fund
    Shares                            58
    Cost                          $1,057
    Market Value.........      --               --                  --                 $      995           --             --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund
    Shares                           328
    Cost                          $4,320
    Market Value.........      --               --                  --                   --              $    4,331        --
  Putnam VT Utilities
   Growth and Income Fund
    Shares                            73
    Cost                          $1,000
    Market Value.........      --               --                  --                   --                 --          $    1,073
  Putnam VT Voyager Fund
    Shares                            72
    Cost                          $2,375
    Market Value.........      --               --                  --                   --                 --             --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
  Total Assets...........        4,520             1,025               1,012                  995             4,331          1,073
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
LIABILITIES:
  Payable for fund shares
   purchased.............      --               --                  --                   --                 --             --
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
  Total Liabilities......      --               --                  --                   --                 --             --
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $    4,520        $    1,025          $    1,012           $      995        $    4,331     $    1,073
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........          254                71                 865                   67               346             72
  Unit Price.............   $17.812315        $14.470063          $ 1.170296           $14.831271        $12.504679     $14.812870
GRAND TOTAL:
  Contract Liability.....   $    4,520        $    1,025          $    1,012           $      995        $    4,331     $    1,073


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
Investments:
  Putnam VT Diversified
   Income Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Global Asset
   Allocation Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Global Growth
   Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Growth and
   Income Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT High Yield
   Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Money Market
   Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT New
   Opportunities Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Utilities
   Growth and Income Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Voyager Fund

    Shares

    Cost
    Market Value.........   $    2,347
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....
                           ------------
  Total Assets...........        2,347
                           ------------
LIABILITIES:
  Payable for fund shares
   purchased.............      --
                           ------------
  Total Liabilities......      --
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $    2,347
                           ------------
                           ------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........          128
  Unit Price.............   $18.327403
GRAND TOTAL:
  Contract Liability.....   $    2,347

66                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Putnam Capital Manager Trust Separate Account Variable Life One

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM INCEPTION OCTOBER 3, 1996 TO DECEMBER 31, 1996

                                             GLOBAL
                                              ASSET
                            DIVERSIFIED    ALLOCATION      GLOBAL
                            INCOME FUND       FUND       GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------   -----------   -----------
INVESTMENT INCOME:
  Dividends..............    $       --    $       --    $       --
                                    ---           ---           ---
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            30            48            53
                                    ---           ---           ---
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $       30    $       48    $       53
                                    ---           ---           ---
                                    ---           ---           ---

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               67
--------------------------------------------------------------------------------

                                                                                                            U.S.
                                                                                                         GOVERNMENT
                                                                                                          AND HIGH      UTILITIES
                            GROWTH AND        HIGH YIELD             MONEY                NEW           QUALITY BOND    GROWTH AND
                            INCOME FUND          FUND             MARKET FUND      OPPORTUNITIES FUND       FUND       INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
INVESTMENT INCOME:
  Dividends..............   $       --        $       --          $       12           $       --        $       --     $       --
                                   ---               ---                 ---                -----               ---            ---
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           34                25                  --                  (62)               11             73
                                   ---               ---                 ---                -----               ---            ---
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $       34        $       25          $       12           $      (62)       $       11     $       73
                                   ---               ---                 ---                -----               ---            ---
                                   ---               ---                 ---                -----               ---            ---


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............   $       --
                                 -----
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (28)
                                 -----
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $      (28)
                                 -----
                                 -----

68                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Putnam Capital Manager Trust Separate Account Variable Life One

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION OCTOBER 3, 1996 TO DECEMBER 31, 1996

                                         GLOBAL ASSET
                           DIVERSIFIED    ALLOCATION       GLOBAL
                           INCOME FUND       FUND        GROWTH FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -------------   -----------
OPERATIONS:
  Net investment income
   (loss)................  $   --          $  --         $   --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          30              48            53
                           -----------         ------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          30              48            53
                           -----------         ------    -----------
UNIT TRANSACTIONS:
  Purchases..............       1,000           1,000         1,000
  Net transfers..........      --                  46           562
  Surrenders.............
  Cost of insurance......
                           -----------         ------    -----------
  Net increase in net
   assets resulting from
   unit transactions.....       1,000           1,046         1,562
                           -----------         ------    -----------
  Total increase in net
   assets................       1,030           1,094         1,615
NET ASSETS:
  Beginning of period....
                           -----------         ------    -----------
  End of period..........  $    1,030      $    1,094    $    1,615
                           -----------         ------    -----------
                           -----------         ------    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               69
--------------------------------------------------------------------------------

                                                                                                            U.S.
                                                                                                         GOVERNMENT
                                                                                                          AND HIGH      UTILITIES
                            GROWTH AND        HIGH YIELD             MONEY                NEW           QUALITY BOND    GROWTH AND
                            INCOME FUND          FUND             MARKET FUND      OPPORTUNITIES FUND       FUND       INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................   $  --             $ --                $       12           $ --              $  --          $  --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           34                25                                      (62)               11             73
                                ------            ------              ------               ------            ------         ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           34                25                  12                  (62)               11             73
                                ------            ------              ------               ------            ------         ------
UNIT TRANSACTIONS:
  Purchases..............        1,000             1,000               1,000                1,000             1,000          1,000
  Net transfers..........        3,515          --                  --                         57             3,320
  Surrenders.............          (12)
  Cost of insurance......          (17)
                                ------            ------              ------               ------            ------         ------
  Net increase in net
   assets resulting from
   unit transactions.....        4,486             1,000               1,000                1,057             4,320          1,000
                                ------            ------              ------               ------            ------         ------
  Total increase in net
   assets................        4,520             1,025               1,012                  995             4,331          1,073
NET ASSETS:
  Beginning of period....
                                ------            ------              ------               ------            ------         ------
  End of period..........   $    4,520        $    1,025          $    1,012           $      995        $    4,331     $    1,073
                                ------            ------              ------               ------            ------         ------
                                ------            ------              ------               ------            ------         ------


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................   $  --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (28)
                                ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (28)
                                ------
UNIT TRANSACTIONS:
  Purchases..............        1,000
  Net transfers..........        1,375
  Surrenders.............
  Cost of insurance......
                                ------
  Net increase in net
   assets resulting from
   unit transactions.....        2,375
                                ------
  Total increase in net
   assets................        2,347
NET ASSETS:
  Beginning of period....
                                ------
  End of period..........   $    2,347
                                ------
                                ------

70                               ITT Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

---------------------------------------------------
 1. ORGANIZATION:

    Separate Account Variable Life One (the Account) is a separate investment account with ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include ten sub-accounts which invest solely in the Putnam Variable Trust Funds (the Funds). The other twelve sub-accounts, which invest in Hartford Mutual Funds and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

---------------------------------------------------
 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

    C) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    D) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

---------------------------------------------------
 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

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